UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-2306

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS (Unaudited)

September 30, 2007

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.82%
AGRICULTURAL PRODUCTION-CROPS - 0.00%**
2,584	e*	Chiquita Brands International, Inc	$41

		TOTAL AGRICULTURAL PRODUCTION-CROPS	41

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
803	e	Cal-Maine Foods, Inc	20
2,370		Pilgrim’s Pride Corp	83
23	e	Seaboard Corp	45

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	148

AGRICULTURAL SERVICES - 0.00%**
727	e*	Cadiz, Inc	14

		TOTAL AGRICULTURAL SERVICES	14

AMUSEMENT AND RECREATION SERVICES - 0.64%
17,680	*	Activision, Inc	382
3,321	e*	Bally Technologies, Inc	118
433		Churchill Downs, Inc	22
978	e	Dover Downs Gaming & Entertainment, Inc	10
11,424		Harrah’s Entertainment, Inc	993
2,272		International Speedway Corp (Class A)	104
1,482	*	Lakes Entertainment, Inc	14
1,909	e*	Leapfrog Enterprises, Inc	16
1,967	e*	Life Time Fitness, Inc	121
3,817	e*	Live Nation, Inc	81
3,185	*	Magna Entertainment Corp	7
3,301	e*	Marvel Entertainment, Inc	77
1,437	e*	MTR Gaming Group, Inc	14
1,472	e*	Multimedia Games, Inc	12
4,563	*	Penn National Gaming, Inc	269
3,407	*	Pinnacle Entertainment, Inc	93
4,554	e*	Six Flags, Inc	16
1,000	e	Speedway Motorsports, Inc	37
1,000	e*	Town Sports International Holdings, Inc	15
121,235		Walt Disney Co	4,169
2,602	e	Warner Music Group Corp	26
4,762	*	Westwood One, Inc	13
2,343	e*	WMS Industries, Inc	78
1,461		World Wrestling Entertainment, Inc	22

		TOTAL AMUSEMENT AND RECREATION SERVICES	6,709

APPAREL AND ACCESSORY STORES - 0.56%
5,367		Abercrombie & Fitch Co (Class A)	433
4,747	*	Aeropostale, Inc	90
11,052	e	American Eagle Outfitters, Inc	291
4,458	*	AnnTaylor Stores Corp	141
1,533	e	Bebe Stores, Inc	22
2,844	e	Brown Shoe Co, Inc	55
749	e	Buckle, Inc	28
664	e*	Cache, Inc	12
3,338	e*	Carter’s, Inc	67
2,400	e*	Casual Male Retail Group, Inc	21
2,074	e	Cato Corp (Class A)	42
1,406	e*	Charlotte Russe Holding, Inc	21
7,700	e*	Charming Shoppes, Inc	65

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,787	e*	Chico’s FAS, Inc	$152
1,410	*	Children’s Place Retail Stores, Inc	34
2,493	e	Christopher & Banks Corp	30
836	e*	Citi Trends, Inc	18
290	e	DEB Shops, Inc	8
3,000	e*	Dress Barn, Inc	51
1,051	e*	DSW, Inc (Class A)	26
1,885	e*	Eddie Bauer Holdings, Inc	16
2,704	*	Finish Line, Inc (Class A)	12
9,500		Foot Locker, Inc	146
35,509		Gap, Inc	655
6,129	*	Hanesbrands, Inc	172
2,222	e*	HOT Topic, Inc	17
2,305	e*	J Crew Group, Inc	96
1,539	e*	Jo-Ann Stores, Inc	32
1,141	e*	JOS A Bank Clothiers, Inc	38
19,641	*	Kohl’s Corp	1,126
21,520		Limited Brands, Inc	493
888	e*	New York & Co, Inc	5
15,499		Nordstrom, Inc	727
4,283	e*	Pacific Sunwear Of California, Inc	63
8,511		Ross Stores, Inc	218
517	*	Shoe Carnival, Inc	8
2,847	e	Stage Stores, Inc	52
1,200	e	Talbots, Inc	22
1,880	e*	Tween Brands, Inc	62
1,345	e*	Under Armour, Inc (Class A)	80
7,238	e*	Urban Outfitters, Inc	158
4,270	*	Wet Seal, Inc (Class A)	17

		TOTAL APPAREL AND ACCESSORY STORES	5,822

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
762	e	Columbia Sportswear Co	42
811	*	G-III Apparel Group Ltd	16
3,320	e	Guess ?, Inc	163
2,122	e*	Gymboree Corp	75
6,665	e	Jones Apparel Group, Inc	141
1,658	e	Kellwood Co	28
6,408	e	Liz Claiborne, Inc	220
800	*	Lululemon Athletica, Inc	34
1,392	e*	Maidenform Brands, Inc	22
3,569		Phillips-Van Heusen Corp	187
3,780	e	Polo Ralph Lauren Corp	294
7,612	e*	Quiksilver, Inc	109
836	e*	True Religion Apparel, Inc	15
5,469		VF Corp	441
2,859	*	Warnaco Group, Inc	112

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,899

AUTO REPAIR, SERVICES AND PARKING - 0.08%
646	e*	Amerco, Inc	41
1,436	e*	Dollar Thrifty Automotive Group, Inc	50
3,720	e*	Exide Technologies	24
18,502	e*	Hertz Global Holdings, Inc	420
1,073	e*	Midas, Inc	20
582		Monro Muffler, Inc	20
3,749		Ryder System, Inc	184
336	e*	Standard Parking Corp	13
2,709	e*	Wright Express Corp	99

		TOTAL AUTO REPAIR, SERVICES AND PARKING	871

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
6,514		Advance Auto Parts	218
1,053		Asbury Automotive Group, Inc	21

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,707	e*	Autonation, Inc	$172
2,834	*	Autozone, Inc	329
13,246	e*	Carmax, Inc	269
4,176	*	Copart, Inc	144
2,692	e*	CSK Auto Corp	29
1,061	e	Lithia Motors, Inc (Class A)	18
1,048	e*	MarineMax, Inc	15
6,973	*	O’Reilly Automotive, Inc	233
3,620	e	Penske Auto Group, Inc	73
1,413	e*	Rush Enterprises, Inc (Class A)	36
1,793		Sonic Automotive, Inc (Class A)	43

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,600

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.61%
967	e*	Builders FirstSource, Inc	10
3,882	e*	Central Garden and Pet Co (Class A)	35
7,745	e	Fastenal Co	352
104,778		Home Depot, Inc	3,399
92,104		Lowe’s Cos, Inc	2,581

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,377

BUSINESS SERVICES - 6.78%
25,632	*	3Com Corp	127
813	e*	3D Systems Corp	19
2,635	e	Aaron Rents, Inc	59
2,600		ABM Industries, Inc	52
1,806	*	Acacia Research (Acacia Technologies)	27
36,301		Accenture Ltd (Class A)	1,461
2,473	e*	ACI Worldwide, Inc	55
3,677	*	Actuate Corp	24
3,887		Acxiom Corp	77
1,377		Administaff, Inc	50
35,981	*	Adobe Systems, Inc	1,571
1,328	e*	Advent Software, Inc	62
5,663	*	Affiliated Computer Services, Inc (Class A)	285
1,504	e	Aircastle Ltd	50
9,967	e*	Akamai Technologies, Inc	286
4,810	*	Alliance Data Systems Corp	373
11,673	*	Amdocs Ltd	434
1,676	e*	American Reprographics Co	31
2,116	e*	AMN Healthcare Services, Inc	40
872	*	Ansoft Corp	29
4,724	*	Ansys, Inc	161
2,100	e	Arbitron, Inc	95
4,191	e*	Ariba, Inc	45
7,187	e*	Art Technology Group, Inc	22
5,411	e*	Aspen Technology, Inc	78
1,058	e	Asset Acceptance Capital Corp	12
14,117	*	Autodesk, Inc	705
34,355		Automatic Data Processing, Inc	1,578
6,370	*	Avis Budget Group, Inc	146
3,323	e*	Avocent Corp	97
631	e*	Bankrate, Inc	29
436	e	Barrett Business Services	10
23,992	*	BEA Systems, Inc	333
12,324	e*	BearingPoint, Inc	50
2,836	e	Blackbaud, Inc	72
1,799	*	Blackboard, Inc	82
623	*	Blue Coat Systems, Inc	49
12,283	*	BMC Software, Inc	384
5,613	e*	Borland Software Corp	24
862	e*	Bottomline Technologies, Inc	11
2,721	e*	BPZ Energy, Inc	21
3,069	e	Brady Corp (Class A)	110
2,665	e	Brink’s Co	149
25,194		CA, Inc	648

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,042	*	CACI International, Inc (Class A)	$104
17,044	e*	Cadence Design Systems, Inc	378
669	e*	Capella Education Co	37
2,320	*	Catalina Marketing Corp	75
394	e*	Cavium Networks, Inc	13
3,710	e*	CBIZ, Inc	30
8,798	*	Ceridian Corp	306
4,020	e*	Cerner Corp	240
4,875	e*	Checkfree Corp	227
5,043	*	ChoicePoint, Inc	191
2,005	*	Chordiant Software, Inc	28
3,700	e*	Ciber, Inc	29
11,254	*	Citrix Systems, Inc	454
759	e*	Clayton Holdings, Inc	6
2,400	e*	Clear Channel Outdoor Holdings, Inc (Class A)	61
32,439	e*	CMGI, Inc	44
9,641	e*	CNET Networks, Inc	72
3,055	*	Cogent Communications Group, Inc	71
2,800	e*	Cogent, Inc	44
2,776	e	Cognex Corp	49
8,879	*	Cognizant Technology Solutions Corp (Class A)	708
2,159	e*	Commvault Systems, Inc	40
840	e	Compass Diversified Trust	14
602	e	Computer Programs & Systems, Inc	16
10,591	e*	Computer Sciences Corp	592
18,443	*	Compuware Corp	148
839	*	COMSYS IT Partners, Inc	14
2,071	*	Concur Technologies, Inc	65
8,500	*	Convergys Corp	148
1,115	e*	CoStar Group, Inc	60
3,076	*	CSG Systems International, Inc	65
1,899	e*	Cybersource Corp	22
2,053	*	DealerTrack Holdings, Inc	86
3,468		Deluxe Corp	128
2,557	e*	Digital River, Inc	114
1,448	e*	DivX, Inc	22
3,299	e*	DST Systems, Inc	283
7,927	e*	Earthlink, Inc	63
69,918	*	eBay, Inc	2,728
1,800	e*	Echelon Corp	45
2,891	e*	Eclipsys Corp	67
1,000		Electro Rent Corp	14
19,050	*	Electronic Arts, Inc	1,067
31,114		Electronic Data Systems Corp	680
3,541	e*	Epicor Software Corp	49
1,285	e*	EPIQ Systems, Inc	24
8,889		Equifax, Inc	339
1,853	e*	Equinix, Inc	164
1,565	e*	eSpeed, Inc (Class A)	13
4,575	e*	Evergreen Energy, Inc	23
1,397	e*	ExlService Holdings, Inc	30
12,382	e*	Expedia, Inc	395
5,244	*	F5 Networks, Inc	195
2,695		Factset Research Systems, Inc	185
3,496	e	Fair Isaac Corp	126
2,479	*	FalconStor Software, Inc	30
11,743		Fidelity National Information Services, Inc	521
200	e*	First Advantage Corp (Class A)	4
10,296	*	Fiserv, Inc	524
983	*	Forrester Research, Inc	23
923		FTD Group, Inc	14
4,229	*	Gartner, Inc	103
1,444	*	Gerber Scientific, Inc	16
3,037	e*	Getty Images, Inc	85
1,647	e	Gevity HR, Inc	17

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,712	e*	Global Cash Access, Inc	$29
965	e*	Global Sources Ltd	21
14,027	*	Google, Inc (Class A)	7,957
1,107	e*	H&E Equipment Services, Inc	20
2,249	e	Healthcare Services Group	46
912	e	Heartland Payment Systems, Inc	23
1,329		Heidrick & Struggles International, Inc	48
10,329	e*	HLTH Corp	146
1,272	*	HMS Holdings Corp	31
1,384	*	Hudson Highland Group, Inc	18
3,542	e*	Hypercom Corp	16
947	e*	i2 Technologies, Inc	14
448	e*	ICT Group, Inc	6
1,449	e*	iGate Corp	12
1,935	*	IHS, Inc (Class A)	109
771	e	Imergent, Inc	17
12,268		IMS Health, Inc	376
5,959	e*	Informatica Corp	94
2,218	e	Infospace, Inc	39
1,967		infoUSA, Inc	18
1,446	e*	Innerworkings, Inc	25
727	e*	Innovative Solutions & Support, Inc	14
558	e	Integral Systems, Inc	12
2,217		Interactive Data Corp	63
803	*	Interactive Intelligence, Inc	15
3,256	e*	Internap Network Services Corp	46
2,646	e*	Internet Capital Group, Inc	32
27,952	e*	Interpublic Group of Cos, Inc	290
3,184	*	Interwoven, Inc	45
20,603	*	Intuit, Inc	624
1,814	*	inVentiv Health, Inc	80
3,071	e*	Ipass, Inc	13
10,856	e*	Iron Mountain, Inc	331
5,126	e	Jack Henry & Associates, Inc	133
1,953	*	JDA Software Group, Inc	40
32,025	*	Juniper Networks, Inc	1,172
1,200		Kelly Services, Inc (Class A)	24
1,544	e*	Kenexa Corp	48
941	e*	Keynote Systems, Inc	13
1,774	*	Kforce, Inc	23
2,967	*	Kinetic Concepts, Inc	167
1,667	e*	Knot, Inc	35
2,700	*	Korn/Ferry International	45
3,096	e*	Labor Ready, Inc	57
5,167		Lamar Advertising Co (Class A)	253
7,959	*	Lawson Software, Inc	80
3,238	e*	Lionbridge Technologies	13
511	e*	Liquidity Services, Inc	6
2,245	*	LivePerson, Inc	14
1,120	e*	LoJack Corp	21
2,311	e*	Magma Design Automation, Inc	33
2,098	*	Manhattan Associates, Inc	58
5,174		Manpower, Inc	333
1,171	*	Mantech International Corp (Class A)	42
1,311	e	Marchex, Inc (Class B)	12
4,846	e	Mastercard, Inc (Class A)	717
9,755	*	McAfee, Inc	340
4,700	*	Mentor Graphics Corp	71
502,146		Microsoft Corp	14,793
648	*	MicroStrategy, Inc (Class A)	51
2,315	e*	Midway Games, Inc	10
5,117		MoneyGram International, Inc	116
7,821	e*	Monster Worldwide, Inc	266
4,760	*	Move, Inc	13
6,206	*	MPS Group, Inc	69

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,666	e*	MSC.Software Corp	$36
6,028	*	NAVTEQ Corp	470
11,006	*	NCR Corp	548
2,111	*	Ness Technologies, Inc	23
3,227	e*	NetFlix, Inc	67
1,608	e*	Network Equipment Technologies, Inc	23
1,732	e	NIC, Inc	12
21,820	*	Novell, Inc	167
8,269	*	Nuance Communications, Inc	160
20,234		Omnicom Group, Inc	973
1,747	*	Omniture, Inc	53
1,673	e*	On Assignment, Inc	16
1,415	e*	Online Resources Corp	18
5,712	e*	OpenTV Corp (Class A)	8
235,842	*	Oracle Corp	5,106
2,281	e*	Packeteer, Inc	17
7,453	e*	Parametric Technology Corp	130
860	e*	PDF Solutions, Inc	9
438		Pegasystems, Inc	5
1,196	e*	PeopleSupport, Inc	14
1,789	e*	Perficient, Inc	39
5,518	*	Perot Systems Corp (Class A)	93
2,169	*	Phase Forward, Inc	43
1,058	e	Portfolio Recovery Associates, Inc	56
863	e*	PRA International	25
4,849	*	Premiere Global Services, Inc	61
2,510	*	Progress Software Corp	76
1,000	e	QAD, Inc	9
1,284	e	Quality Systems, Inc	47
4,302	e*	Quest Software, Inc	74
1,505	e*	Radiant Systems, Inc	24
1,200	e*	Radisys Corp	15
1,891	*	Raser Technologies, Inc	24
6,912	e*	RealNetworks, Inc	47
11,838	e*	Red Hat, Inc	235
781	e	Renaissance Learning, Inc	9
4,532	e*	Rent-A-Center, Inc	82
712	e*	RightNow Technologies, Inc	11
8,993		Robert Half International, Inc	269
2,231	e	Rollins, Inc	60
1,287	e*	RSC Holdings, Inc	21
4,489	*	S1 Corp	41
5,800	*	Salesforce.com, Inc	298
5,900	e*	Sapient Corp	40
3,543	e*	Secure Computing Corp	34
639	*	SI International, Inc	18
1,301	e*	Smith Micro Software, Inc	21
1,534	e*	Sohu.com, Inc	58
4,123	*	SonicWALL, Inc	36
15,649	e*	Sonus Networks, Inc	95
3,912	e	Sotheby’s	187
4,207	e*	Spherion Corp	35
1,239	e*	SPSS, Inc	51
2,484	e*	SRA International, Inc (Class A)	70
1,404	*	Stratasys, Inc	39
218,435	*	Sun Microsystems, Inc	1,225
5,794	*	Sybase, Inc	134
1,700	e*	SYKES Enterprises, Inc	28
55,112	*	Symantec Corp	1,068
1,133	e*	Synchronoss Technologies, Inc	48
797	e*	SYNNEX Corp	16
8,758	*	Synopsys, Inc	237
784	e	Syntel, Inc	33
4,650	e*	Take-Two Interactive Software, Inc	79
1,034	e	TAL International Group, Inc	26

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

879	e*	Taleo Corp (Class A)	$22
2,576	*	TeleTech Holdings, Inc	62
1,161	e	TheStreet.com, Inc	14
4,249	*	THQ, Inc	106
12,747	*	TIBCO Software, Inc	94
1,534	e	TNS, Inc	25
2,517	e	Total System Services, Inc	70
1,168	e*	TradeStation Group, Inc	14
300	*	Travelzoo, Inc	7
2,823	*	Trizetto Group, Inc	49
1,541	e*	Ultimate Software Group, Inc	54
571	e*	Unica Corp	6
22,840	*	Unisys Corp	151
3,701	e	United Online, Inc	56
4,619	*	United Rentals, Inc	149
6,076	*	Valueclick, Inc	136
1,577	*	Vasco Data Security International	56
14,959	e*	VeriSign, Inc	505
1,519		Viad Corp	55
1,694	e*	Vignette Corp	34
1,107	e*	Visual Sciences, Inc	16
1,800	*	VMware, Inc	153
792	*	Vocus, Inc	23
858	e*	Volt Information Sciences, Inc	15
31,641		Waste Management, Inc	1,194
449	e*	WebMD Health Corp (Class A)	23
2,958	e*	Websense, Inc	58
4,910	*	Wind River Systems, Inc	58
73,975	*	Yahoo!, Inc	1,986

		TOTAL BUSINESS SERVICES	70,532

CHEMICALS AND ALLIED PRODUCTS - 8.99%
94,229		Abbott Laboratories	5,053
1,431	e*	Abraxis BioScience, Inc	33
1,887	e*	Acadia Pharmaceuticals, Inc	28
1,299	e*	Acorda Therapeutics, Inc	24
2,100	e*	Adams Respiratory Therapeutics, Inc	81
13,246		Air Products & Chemicals, Inc	1,295
1,600	e*	Albany Molecular Research, Inc	24
4,904		Albemarle Corp	217
5,024		Alberto-Culver Co	125
2,114	e*	Alexion Pharmaceuticals, Inc	138
1,212	*	Alexza Pharmaceuticals, Inc	10
5,676	*	Alkermes, Inc	104
2,616	e*	Allos Therapeutics, Inc	12
2,039	e*	Alnylam Pharmaceuticals, Inc	67
2,624	e*	Alpharma, Inc (Class A)	56
876	e*	AMAG Pharmaceuticals, Inc	50
2,837	*	American Oriental Bioengineering, Inc	32
928	e	American Vanguard Corp	18
66,638	*	Amgen, Inc	3,770
749	*	Animal Health International, Inc	8
1,500		Arch Chemicals, Inc	70
3,078	e*	Arena Pharmaceuticals, Inc	34
2,036	e*	Arqule, Inc	14
3,660	e*	Array Biopharma, Inc	41
2,120	e*	Arrowhead Research Corp	11
1,439	e*	Auxilium Pharmaceuticals, Inc	30
2,400	e*	Aventine Renewable Energy Holdings, Inc	25
5,879	e	Avery Dennison Corp	335
26,837		Avon Products, Inc	1,007
1,170	e	Balchem Corp	24
6,710	*	Barr Pharmaceuticals, Inc	382
872	e*	Bentley Pharmaceuticals, Inc	11
18,138	*	Biogen Idec, Inc	1,203

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,486	e*	BioMarin Pharmaceuticals, Inc	$137
657	e*	BioMimetic Therapeutics, Inc	9
2,716	e*	Bionovo, Inc	10
900	e*	Bradley Pharmaceuticals, Inc	16
120,385		Bristol-Myers Squibb Co	3,469
3,844		Cabot Corp	137
1,015	e*	Cadence Pharmaceuticals, Inc	14
2,400	e*	Calgon Carbon Corp	33
1,815		Cambrex Corp	20
631	e*	Caraco Pharmaceutical Laboratories Ltd	10
7,366		Celanese Corp (Series A)	287
3,105	*	Cell Genesys, Inc	12
3,899	e*	Cephalon, Inc	285
3,523		CF Industries Holdings, Inc	267
4,127	*	Charles River Laboratories International, Inc	232
1,163	e*	Chattem, Inc	82
15,194		Chemtura Corp	135
4,024		Church & Dwight Co, Inc	189
9,277		Clorox Co	566
31,293		Colgate-Palmolive Co	2,232
3,622	e*	Cubist Pharmaceuticals, Inc	77
2,618	*	Cypress Bioscience, Inc	36
2,578		Cytec Industries, Inc	176
1,702	e*	Cytokinetics, Inc	9
5,402	e*	CytRx Corp	19
5,098		Dade Behring Holdings, Inc	389
4,015	e*	Dendreon Corp	31
5,095	e*	Discovery Laboratories, Inc	14
58,318		Dow Chemical Co	2,511
56,496		Du Pont (E.I.) de Nemours & Co	2,800
3,494	e*	Durect Corp	19
5,082		Eastman Chemical Co	339
10,688		Ecolab, Inc	504
60,767		Eli Lilly & Co	3,459
1,704	e*	Elizabeth Arden, Inc	46
4,500	e*	Encysive Pharmaceuticals, Inc	7
3,094	e*	Enzon Pharmaceuticals, Inc	27
6,679		Estee Lauder Cos (Class A)	284
2,913		Ferro Corp	58
4,676		FMC Corp	243
19,584	*	Forest Laboratories, Inc	730
29,002	*	Genentech, Inc	2,263
4,118	e*	GenVec, Inc	10
16,161	*	Genzyme Corp	1,001
2,274	e	Georgia Gulf Corp	32
4,250	e*	Geron Corp	31
57,870	*	Gilead Sciences, Inc	2,365
818	e*	GTx, Inc	13
3,322		H.B. Fuller Co	99
3,942	e*	Halozyme Therapeutics, Inc	34
7,111		Hercules, Inc	149
9,624	*	Hospira, Inc	399
8,974	e*	Human Genome Sciences, Inc	92
5,464		Huntsman Corp	145
861	e*	Idenix Pharmaceuticals, Inc	2
1,922	*	Idexx Laboratories, Inc	211
3,674	e*	ImClone Systems, Inc	152
4,347	*	Immucor, Inc	155
3,006	e*	Indevus Pharmaceuticals, Inc	21
1,281	e	Innophos Holdings, Inc	20
1,460		Innospec, Inc	33
236	e	Inter Parfums, Inc	6
1,694	e*	InterMune, Inc	32
5,470	e	International Flavors & Fragrances, Inc	289
2,667	e*	Inverness Medical Innovations, Inc	148

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,859	*	Invitrogen Corp	$234
2,531	e*	Javelin Pharmaceuticals, Inc	13
922	e	Kaiser Aluminum Corp	65
1,504	e*	Keryx Biopharmaceuticals, Inc	15
14,912	*	King Pharmaceuticals, Inc	175
1,077	e	Koppers Holdings, Inc	42
358	e	Kronos Worldwide, Inc	7
2,481	e*	KV Pharmaceutical Co (Class A)	71
1,289	e*	Landec Corp	20
5,552	e	Ligand Pharmaceuticals, Inc (Class B)	30
4,300		Lubrizol Corp	280
13,216	e	Lyondell Chemical Co	613
987	e	Mannatech, Inc	8
2,536	e*	MannKind Corp	25
2,109	e*	Martek Biosciences Corp	61
7,861	e*	Medarex, Inc	111
3,315	e*	Medicines Co	59
3,427	e	Medicis Pharmaceutical Corp (Class A)	105
1,298	e*	Medivation, Inc	26
132,581		Merck & Co, Inc	6,853
2,420	e	Meridian Bioscience, Inc	73
4,800	e*	MGI Pharma, Inc	133
20,319	*	Millennium Pharmaceuticals, Inc	206
1,175		Minerals Technologies, Inc	79
2,951	e*	Minrad International, Inc	14
1,402	e*	Momenta Pharmaceuticals, Inc	16
33,287		Monsanto Co	2,854
9,106	*	Mosaic Co	487
15,633	e*	Mylan Laboratories, Inc	249
4,000	*	Nabi Biopharmaceuticals	16
7,692		Nalco Holding Co	228
1,189	e*	Nastech Pharmaceutical Co, Inc	16
3,373	*	NBTY, Inc	137
2,526	e*	Neurocrine Biosciences, Inc	25
1,115	e	NewMarket Corp	55
964	e	NL Industries, Inc	11
1,495	e*	Noven Pharmaceuticals, Inc	24
4,620	e	Olin Corp	103
1,900	*	OM Group, Inc	100
843	e*	Omrix Biopharmaceuticals, Inc	30
2,936	e*	Onyx Pharmaceuticals, Inc	128
2,901	e*	OraSure Technologies, Inc	29
3,527	*	OSI Pharmaceuticals, Inc	120
807	e*	Osiris Therapeutics, Inc	10
2,164	e*	Pacific Ethanol, Inc	21
1,792	e*	Pain Therapeutics, Inc	17
2,340	e*	Par Pharmaceutical Cos, Inc	43
1,703	*	Parexel International Corp	70
7,345	e*	PDL BioPharma, Inc	159
1,492	e*	Penwest Pharmaceuticals Co	16
4,725		Perrigo Co	101
1,182	e*	PetMed Express, Inc	17
429,329		Pfizer, Inc	10,488
1,726	e*	PharMerica Corp	26
1,639	*	Pharmion Corp	76
6,365	*	PolyOne Corp	48
1,354	e*	Poniard Pharmaceuticals, Inc	8
1,425	e*	Pozen, Inc	16
10,040		PPG Industries, Inc	758
19,493		Praxair, Inc	1,633
1,891	e*	Prestige Brands Holdings, Inc	21
192,625		Procter & Gamble Co	13,549
1,419	e*	Progenics Pharmaceuticals, Inc	31
92	e*	Protalix BioTherapeutics, Inc	3
1,976	*	Quidel Corp	39

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

13,803	e*	Revlon, Inc (Class A)	$16
1,957	*	Rockwood Holdings, Inc	70
9,324	e	Rohm & Haas Co	519
7,403		RPM International, Inc	177
2,502	e*	Salix Pharmaceuticals Ltd	31
2,916	e*	Santarus, Inc	8
91,098		Schering-Plough Corp	2,881
1,824	*	Sciele Pharma, Inc	47
2,676	e	Scotts Miracle-Gro Co (Class A)	114
3,076		Sensient Technologies Corp	89
6,507	e*	Sepracor, Inc	179
6,799		Sherwin-Williams Co	447
8,021		Sigma-Aldrich Corp	391
500		Stepan Co	15
3,078	e*	SuperGen, Inc	13
900	e*	SurModics, Inc	44
2,100	e*	Tercica, Inc	13
2,786	e	Tronox, Inc (Class B)	25
555	e*	Trubion Pharmaceuticals, Inc	7
3,302	e	UAP Holding Corp	104
1,278	*	United Therapeutics Corp	85
594	e*	USANA Health Sciences, Inc	26
5,342	e*	USEC, Inc	55
5,951	*	Valeant Pharmaceuticals International	92
6,561	e	Valspar Corp	179
1,618	*	Vanda Pharmaceuticals, Inc	22
5,212	*	VCA Antech, Inc	218
1,992	e*	Verasun Energy Corp	22
8,024	e*	Vertex Pharmaceuticals, Inc	308
4,346	e*	Viropharma, Inc	39
425	e*	Visicu, Inc	3
5,559	e*	Warner Chilcott Ltd (Class A)	99
6,278	*	Watson Pharmaceuticals, Inc	203
893	e	Westlake Chemical Corp	23
4,714	e*	WR Grace & Co	127
82,280		Wyeth	3,666
1,312	e*	Xenoport, Inc	62
8,116	e*	XOMA Ltd	28
2,399	e*	Zymogenetics, Inc	31

		TOTAL CHEMICALS AND ALLIED PRODUCTS	93,528

COAL MINING - 0.18%
4,033	e*	Alpha Natural Resources, Inc	94
8,714	e	Arch Coal, Inc	294
11,129		Consol Energy, Inc	519
7,316	e*	International Coal Group, Inc	32
5,174	e	Massey Energy Co	113
16,209		Peabody Energy Corp	776

		TOTAL COAL MINING	1,828

COMMUNICATIONS - 4.79%
2,743	e	Alaska Communications Systems Group, Inc	40
21,036		Alltel Corp	1,466
25,561	*	American Tower Corp (Class A)	1,113
1,895	e*	Anixter International, Inc	156
507	e*	Aruba Networks, Inc	10
377,176		AT&T, Inc	15,958
356	e	Atlantic Tele-Network, Inc	13
1,206	e*	Audiovox Corp (Class A)	12
1,755	e*	Authorize.Net Holdings, Inc	31
27,514	*	Avaya, Inc	467
2,522	e*	Brightpoint, Inc	38
13,439	*	Cablevision Systems Corp (Class A)	470
1,055	e*	Cbeyond Communications, Inc	43
1,478	e*	Centennial Communications Corp	15

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,093	*	Central European Media Enterprises Ltd (Class A)	$192
6,705		CenturyTel, Inc	310
25,044	e*	Charter Communications, Inc (Class A)	65
16,520	*	Cincinnati Bell, Inc	82
12,479	e	Citadel Broadcasting Corp	52
20,942		Citizens Communications Co	300
30,374		Clear Channel Communications, Inc	1,137
1,410	e*	Clearwire Corp (Class A)	34
180,666	e*	Comcast Corp (Class A)	4,369
1,530		Consolidated Communications Holdings, Inc	30
2,186	e*	Cox Radio, Inc (Class A)	29
14,035	e*	Crown Castle International Corp	570
1,802	e*	Crown Media Holdings, Inc (Class A)	13
3,172	e*	CTC Media, Inc	70
2,624	e*	Cumulus Media, Inc (Class A)	27
813	e*	DG FastChannel,Inc	19
46,125	*	DIRECTV Group, Inc	1,120
9,292	e*	Dobson Communications Corp (Class A)	119
12,727	*	EchoStar Communications Corp (Class A)	596
9,238		Embarq Corp	514
2,106	e	Emmis Communications Corp (Class A)	10
2,180	e	Entercom Communications Corp (Class A)	42
5,154	*	Entravision Communications Corp (Class A)	48
1,820	e	Fairpoint Communications, Inc	34
8,501	e*	FiberTower Corp	33
354	e*	Fisher Communications, Inc	18
8,914	*	Foundry Networks, Inc	158
3,022	e*	General Communication, Inc (Class A)	37
1,077	*	GeoEye, Inc	28
1,493	e*	Global Crossing Ltd	31
4,870		Global Payments, Inc	215
1,202	e*	Globalstar, Inc	9
964	*	Golden Telecom, Inc	78
3,118	e	Gray Television, Inc	26
1,540	e*	Harris Stratex Networks, Inc (Class A)	27
1,520	e	Hearst-Argyle Television, Inc	39
396	e*	Hughes Communications, Inc	21
10,819	*	IAC/InterActiveCorp	321
2,017	e	Ibasis, Inc	22
6,383	e*	ICO Global Communications Holdings Ltd	22
3,749	e	IDT Corp (Class B)	31
1,065	e*	InPhonic, Inc	3
1,874	e	Iowa Telecommunications Services, Inc	37
1,069	e	iPCS, Inc	37
3,186	e*	j2 Global Communications, Inc	104
1,587	e*	Knology, Inc	27
3,101	e*	Leap Wireless International, Inc	252
93,633	e*	Level 3 Communications, Inc	435
23,497	e*	Liberty Global, Inc (Class A)	964
7,891	*	Liberty Media Corp - Capital (Series A)	985
39,850	*	Liberty Media Holding Corp (Interactive A)	765
1,798	*	Lin TV Corp (Class A)	23
1,367	e*	Lodgenet Entertainment Corp	35
2,626	*	Mastec, Inc	37
4,583	e*	Mediacom Communications Corp (Class A)	32
3,528	*	MetroPCS Communications, Inc	96
4,651	e*	NeuStar, Inc (Class A)	159
661	*	Nexstar Broadcasting Group, Inc (Class A)	7
1,681	e*	Nextwave Wireless, Inc	10
9,996	*	NII Holdings, Inc	821
1,200	e	North Pittsburgh Systems, Inc	28
1,922	e*	Novatel Wireless, Inc	44
1,715		NTELOS Holdings Corp	51
1,632	e*	Orbcomm, Inc	12
4,253	*	PAETEC Holding Corp	53

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

98,464	e*	Qwest Communications International, Inc	$902
5,650	e*	Radio One, Inc (Class D)	21
1,881		RCN Corp	23
741	*	Rural Cellular Corp (Class A)	32
695	e	Salem Communications Corp (Class A)	6
1,756	e*	SAVVIS, Inc	68
6,304	e*	SBA Communications Corp (Class A)	222
1,404		Shenandoah Telecom Co	31
3,111	e	Sinclair Broadcast Group, Inc (Class A)	37
2,599	e*	Spanish Broadcasting System, Inc (Class A)	7
172,069		Sprint Nextel Corp	3,269
956	e	SureWest Communications	24
766	e*	Switch & Data Facilities Co, Inc	12
1,160	*	Syniverse Holdings, Inc	18
6,282		Telephone & Data Systems, Inc	419
1,962	e*	Terremark Worldwide, Inc	14
7,885	*	Time Warner Cable, Inc (Class A)	259
4,990	e*	TiVo, Inc	32
1,032	*	US Cellular Corp	101
1,642	e	USA Mobility, Inc	28
177,613		Verizon Communications, Inc	7,865
1,993	e,v*	Vonage Holdings Corp	2
27,536	e	Windstream Corp	389
18,370	e*	XM Satellite Radio Holdings, Inc (Class A)	260

		TOTAL COMMUNICATIONS	49,788

DEPOSITORY INSTITUTIONS - 8.28%
1,117	e	1st Source Corp	26
732	e	Abington Bancorp, Inc	7
922	e	Alabama National Bancorp	72
1,700	e	Amcore Financial, Inc	42
678	e	AmericanWest Bancorp	13
853	e	Ameris Bancorp	15
1,536	e	Anchor Bancorp Wisconsin, Inc	41
7,795	e	Associated Banc-Corp	231
5,317		Astoria Financial Corp	141
520	e	Bancfirst Corp	23
1,517		Banco Latinoamericano de Exportaciones S.A.	28
586	*	Bancorp, Inc	11
5,040	e	Bancorpsouth, Inc	122
4,488	e	Bank Mutual Corp	53
271,468		Bank of America Corp	13,647
3,393	e	Bank of Hawaii Corp	179
69,259		Bank of New York Mellon Corp	3,057
638	e	Bank of the Ozarks, Inc	19
2,977	e	BankAtlantic Bancorp, Inc (Class A)	26
1,599	e	BankFinancial Corp	25
2,017	e	BankUnited Financial Corp (Class A)	31
777	e	Banner Corp	27
33,699		BB&T Corp	1,361
550	e	Berkshire Hills Bancorp, Inc	17
1,341		BOK Financial Corp	69
2,260	e	Boston Private Financial Holdings, Inc	63
3,927	e	Brookline Bancorp, Inc	46
831	e	Capital City Bank Group, Inc	26
599	e	Capital Corp of the West	11
828	e	Capitol Bancorp Ltd	21
1,324	e	Capitol Federal Financial	45
1,800	e	Cascade Bancorp	40
363	e	Cass Information Systems, Inc	13
3,316	e	Cathay General Bancorp	107
3,800	e*	Centennial Bank Holdings, Inc	24
622	e	Center Financial Corp	9
1,887	e	Central Pacific Financial Corp	55
1,722	e	Chemical Financial Corp	42

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,197		Chittenden Corp	$112
302,596		Citigroup, Inc	14,122
4,633	e	Citizens Banking Corp	75
825	e	City Bank	24
1,123	e	City Holding Co	41
2,497	e	City National Corp	174
875	e	Clifton Savings Bancorp, Inc	10
675	e	CoBiz, Inc	12
9,930	e	Colonial Bancgroup, Inc	215
1,059	e	Columbia Banking System, Inc	34
9,548		Comerica, Inc	490
11,740		Commerce Bancorp, Inc	455
4,204		Commerce Bancshares, Inc	193
345	e*	Community Bancorp	9
2,024	e	Community Bank System, Inc	40
1,549	e	Community Banks, Inc	46
1,003	e	Community Trust Bancorp, Inc	30
2,340	e	Corus Bankshares, Inc	30
3,671	e	Cullen/Frost Bankers, Inc	184
4,428	e	CVB Financial Corp	52
1,609	e	Dime Community Bancshares	24
983	e*	Dollar Financial Corp	28
1,361	e	Downey Financial Corp	79
3,926	e	East West Bancorp, Inc	141
512	e	Enterprise Financial Services Corp	12
2,804	e*	Euronet Worldwide, Inc	83
33,150	e	Fifth Third Bancorp	1,123
720	e	First Bancorp	15
4,676		First Bancorp	44
900	e	First Busey Corp	20
2,100	e	First Charter Corp	63
367		First Citizens Bancshares, Inc (Class A)	64
4,700	e	First Commonwealth Financial Corp	52
1,486	e	First Community Bancorp, Inc	81
680	e	First Community Bancshares, Inc	25
2,359	e	First Financial Bancorp	30
1,332	e	First Financial Bankshares, Inc	54
903	e	First Financial Corp	27
600	e	First Financial Holdings, Inc	19
7,689	e	First Horizon National Corp	205
915	e	First Indiana Corp	29
1,238		First Merchants Corp	27
3,362	e	First Midwest Bancorp, Inc	115
7,184	e	First Niagara Financial Group, Inc	102
987		First Place Financial Corp	17
486	e*	First Regional Bancorp	12
504	e	First South Bancorp, Inc	13
998	e	First State Bancorporation	20
1,077	e*	FirstFed Financial Corp	53
5,102	e	FirstMerit Corp	101
1,967	e	Flagstar Bancorp, Inc	19
1,105	e	Flushing Financial Corp	19
3,778	e	FNB Corp	62
1,364	e*	Franklin Bank Corp	13
4,200	e*	Fremont General Corp	16
2,394	e	Frontier Financial Corp	56
11,161	e	Fulton Financial Corp	160
3,468	e	Glacier Bancorp, Inc	78
699	e	Great Southern Bancorp, Inc	17
3,069		Greater Bay Bancorp	85
437	e	Greene County Bancshares, Inc	16
1,711	e	Hancock Holding Co	69
2,620	e	Hanmi Financial Corp	41
1,911	e	Harleysville National Corp	30
928	e	Heartland Financial USA, Inc	19

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

803		Heritage Commerce Corp	$17
709	e	Home Bancshares, Inc	15
883	e	Horizon Financial Corp	18
33,320	e	Hudson City Bancorp, Inc	512
22,354	e	Huntington Bancshares, Inc	380
632	e	IBERIABANK Corp	33
323		Imperial Capital Bancorp, Inc	9
938	e	Independent Bank Corp	28
1,683	e	Independent Bank Corp	19
4,091	e	IndyMac Bancorp, Inc	97
1,040	e	Integra Bank Corp	19
3,295	e	International Bancshares Corp	72
3,434	*	Investors Bancorp, Inc	49
1,234	e	Irwin Financial Corp	14
208,983		JPMorgan Chase & Co	9,576
1,441	e	Kearny Financial Corp	18
23,996		Keycorp	776
2,198	e	KNBT Bancorp, Inc	36
977	e	Lakeland Bancorp, Inc	13
734	e	Lakeland Financial Corp	17
4,202		M&T Bank Corp	435
1,004	e	Macatawa Bank Corp	14
731	e	MainSource Financial Group, Inc	13
15,734		Marshall & Ilsley Corp	689
2,236	e	MB Financial, Inc	77
1,081	e	Midwest Banc Holdings, Inc	16
1,144	e	Nara Bancorp, Inc	18
206	e	NASB Financial, Inc	7
35,619	e	National City Corp	894
3,199	e	National Penn Bancshares, Inc	52
2,152	e	NBT Bancorp, Inc	47
3,099	e*	Net 1 UEPS Technologies, Inc	84
19,143	e	New York Community Bancorp, Inc	365
6,972	e	NewAlliance Bancshares, Inc	102
13,419		Northern Trust Corp	889
1,341	e	Northwest Bancorp, Inc	38
3,801	e	Old National Bancorp	63
799	e	Old Second Bancorp, Inc	23
853	e	Omega Financial Corp	23
1,295		Oriental Financial Group, Inc	15
713	e*	Oritani Financial Corp	11
2,744	e	Pacific Capital Bancorp	72
688	e	Park National Corp	60
3,379	e	Partners Trust Financial Group, Inc	41
595	e	Peoples Bancorp, Inc	16
13,264		People’s United Financial, Inc	229
1,580	e	PFF Bancorp, Inc	24
986	e*	Pinnacle Financial Partners, Inc	28
21,107		PNC Financial Services Group, Inc	1,437
17,403		Popular, Inc	214
424		Preferred Bank	17
1,141	e	PrivateBancorp, Inc	40
2,230	e	Prosperity Bancshares, Inc	74
2,140	e	Provident Bankshares Corp	67
4,058		Provident Financial Services, Inc	66
2,753	e	Provident New York Bancorp	36
43,112	e	Regions Financial Corp	1,271
769	e	Renasant Corp	17
612	e	Republic Bancorp, Inc (Class A)	10
598	e	Rockville Financial, Inc	9
629		Roma Financial Corp	11
317	e	Royal Bancshares of Pennsylvania (Class A)	7
1,811	e	S&T Bancorp, Inc	58
846	e	S.Y. Bancorp, Inc	23
1,000	e	Sandy Spring Bancorp, Inc	30

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

357		Santander BanCorp	$5
605	e	SCBT Financial Corp	21
740	e	Seacoast Banking Corp of Florida	14
938	e	Security Bank Corp	12
370	e	Sierra Bancorp	11
1,893	*	Signature Bank	67
1,066	e	Simmons First National Corp (Class A)	28
4,761	e	South Financial Group, Inc	108
721	e	Southside Bancshares, Inc	16
740		Southwest Bancorp, Inc	14
24,406	e	Sovereign Bancorp, Inc	416
24,314		State Street Corp	1,657
1,199	e	Sterling Bancorp	17
3,900	e	Sterling Bancshares, Inc	44
1,778	e*	Sterling Financial Corp	30
3,133	e	Sterling Financial Corp	84
701	e	Suffolk Bancorp	22
585	e*	Sun Bancorp, Inc	10
21,817		SunTrust Banks, Inc	1,651
2,075	e*	Superior Bancorp	18
3,131	e	Susquehanna Bancshares, Inc	63
2,091	e*	SVB Financial Group	99
17,015		Synovus Financial Corp	477
300		Taylor Capital Group, Inc	8
8,192		TCF Financial Corp	214
1,482	*	Texas Capital Bancshares, Inc	32
1,372	e	TierOne Corp	36
709	e	Tompkins Trustco, Inc	28
726	e	Trico Bancshares	16
5,202	e	Trustco Bank Corp NY	57
2,902	e	Trustmark Corp	81
6,278	e	UCBH Holdings, Inc	110
2,088		UMB Financial Corp	89
3,609	e	Umpqua Holdings Corp	72
814	e	Union Bankshares Corp	18
2,923		UnionBanCal Corp	171
2,534	e	United Bankshares, Inc	77
2,128	e	United Community Banks, Inc	52
1,981	e	United Community Financial Corp	14
460	e	United Security Bancshares	9
792	e	Univest Corp of Pennsylvania	19
106,357	e	US Bancorp	3,460
1,110	e	USB Holding Co, Inc	26
7,462	e	Valley National Bancorp	165
690		ViewPoint Financial Group	13
827	e*	Virginia Commerce Bancorp	12
7,937	e	W Holding Co, Inc	18
117,039		Wachovia Corp	5,869
5,275		Washington Federal, Inc	139
53,979	e	Washington Mutual, Inc	1,906
881	e	Washington Trust Bancorp, Inc	24
681	e*	Wauwatosa Holdings, Inc	11
3,232		Webster Financial Corp	136
205,388		Wells Fargo & Co	7,316
1,534	e	WesBanco, Inc	38
977	e	West Coast Bancorp	28
2,016	e	Westamerica Bancorporation	100
850	e*	Western Alliance Bancorp	20
47,279		Western Union Co	991
1,174		Westfield Financial, Inc	11
4,160		Whitney Holding Corp	110
4,204	e	Wilmington Trust Corp	164
980	e	Wilshire Bancorp, Inc	11
1,580	e	Wintrust Financial Corp	67
320		WSFS Financial Corp	20

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

558		Yardville National Bancorp	$19
6,629		Zions Bancorporation	455

		TOTAL DEPOSITORY INSTITUTIONS	86,077

EATING AND DRINKING PLACES - 0.87%
1,322	e*	AFC Enterprises	20
4,565		Applebees International, Inc	114
745	e*	Benihana, Inc (Class A)	13
758	e*	BJ’s Restaurants, Inc	16
2,400		Bob Evans Farms, Inc	72
6,950		Brinker International, Inc	191
790	e*	Buffalo Wild Wings, Inc	30
3,081	e	Burger King Holdings, Inc	79
1,971	e*	California Pizza Kitchen, Inc	35
621	e*	Carrols Restaurant Group, Inc	7
1,623		CBRL Group, Inc	66
1,748	e*	CEC Entertainment, Inc	47
4,394	e*	Cheesecake Factory	103
1,858	e*	Chipotle Mexican Grill, Inc (Class B)	199
3,658	e	CKE Restaurants, Inc	59
8,645		Darden Restaurants, Inc	362
6,036	*	Denny’s Corp	24
2,437	e	Domino’s Pizza, Inc	40
1,061	e	IHOP Corp	67
1,911	*	Jack in the Box, Inc	124
3,561	e*	Krispy Kreme Doughnuts, Inc	14
1,203	e	Landry’s Restaurants, Inc	32
883	e*	McCormick & Schmick’s Seafood Restaurants, Inc	17
73,043		McDonald’s Corp	3,979
654	e*	Morton’s Restaurant Group, Inc	10
1,720	e	O’Charleys, Inc	26
1,450	*	Papa John’s International, Inc	36
1,702	e*	PF Chang’s China Bistro, Inc	50
1,870	e*	Rare Hospitality International, Inc	71
957	*	Red Robin Gourmet Burgers, Inc	41
3,600		Ruby Tuesday, Inc	66
800	e*	Ruth’s Chris Steak House, Inc	11
4,411	e*	Sonic Corp	103
45,334	*	Starbucks Corp	1,188
1,689	e*	Steak N Shake Co	25
3,384	e*	Texas Roadhouse, Inc (Class A)	40
11,594	e	Tim Hortons, Inc	404
3,982	e	Triarc Cos (Class B)	50
5,339	e	Wendy’s International, Inc	186
32,048		Yum! Brands, Inc	1,084

		TOTAL EATING AND DRINKING PLACES	9,101

EDUCATIONAL SERVICES - 0.14%
8,774	*	Apollo Group, Inc (Class A)	528
5,862	e*	Career Education Corp	164
5,717	e*	Corinthian Colleges, Inc	91
3,674	e	DeVry, Inc	136
2,487	e*	ITT Educational Services, Inc	303
968		Strayer Education, Inc	163
1,448	e*	Universal Technical Institute, Inc	26

		TOTAL EDUCATIONAL SERVICES	1,411

ELECTRIC, GAS, AND SANITARY SERVICES - 3.93%
40,839	*	AES Corp	818
4,796		AGL Resources, Inc	190
10,136		Allegheny Energy, Inc	530
1,693		Allete, Inc	76
6,962		Alliant Energy Corp	267

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

15,781	*	Allied Waste Industries, Inc	$201
12,827		Ameren Corp	673
822		American Ecology Corp	17
24,400		American Electric Power Co, Inc	1,124
1,100	e	American States Water Co	43
8,113		Aqua America, Inc	184
24,847	e*	Aquila, Inc	100
5,341		Atmos Energy Corp	151
3,100		Avista Corp	63
2,253	e	Black Hills Corp	92
1,013	e	California Water Service Group	39
1,195	*	Casella Waste Systems, Inc (Class A)	15
19,246	e	Centerpoint Energy, Inc	309
616		Central Vermont Public Service Corp	23
1,063	e	CH Energy Group, Inc	51
1,104	*	Clean Harbors, Inc	49
3,305	e	Cleco Corp	84
13,685	e	CMS Energy Corp	230
16,257	e	Consolidated Edison, Inc	753
892	e	Consolidated Water Co, Inc	27
11,030		Constellation Energy Group, Inc	946
7,381	e*	Covanta Holding Corp	181
2,304	e	Crosstex Energy, Inc	87
18,127		Dominion Resources, Inc	1,528
6,926	e	DPL, Inc	182
10,770		DTE Energy Co	522
77,073		Duke Energy Corp	1,440
20,616	e*	Dynegy, Inc (Class A)	190
19,930		Edison International	1,105
42,504		El Paso Corp	721
2,788	*	El Paso Electric Co	64
1,913		Empire District Electric Co	43
4,384		Energen Corp	250
9,504		Energy East Corp	257
453	e	EnergySouth, Inc	23
231	e*	EnerNOC, Inc	9
12,066		Entergy Corp	1,307
41,142		Exelon Corp	3,100
18,640		FirstEnergy Corp	1,181
24,861		FPL Group, Inc	1,514
5,249	e	Great Plains Energy, Inc	151
5,200	e	Hawaiian Electric Industries, Inc	113
2,843	e	Idacorp, Inc	93
4,710	e	Integrys Energy Group, Inc	241
2,092		ITC Holdings Corp	104
1,400	e	Laclede Group, Inc	45
419	e	Markwest Hydrocarbon, Inc	24
11,115		MDU Resources Group, Inc	309
1,512		Metal Management, Inc	82
1,200	e	MGE Energy, Inc	40
15,651	*	Mirant Corp	637
5,101	e	National Fuel Gas Co	239
1,850	e	New Jersey Resources Corp	92
2,750	e	Nicor, Inc	118
16,776		NiSource, Inc	321
9,442		Northeast Utilities	270
1,750	e	Northwest Natural Gas Co	80
2,408	e	NorthWestern Corp	65
14,823	e*	NRG Energy, Inc	627
6,541	e	NSTAR	228
5,851		OGE Energy Corp	194
6,802		Oneok, Inc	322
833	e	Ormat Technologies, Inc	39
1,956	e	Otter Tail Corp	70
11,772		Pepco Holdings, Inc	319
21,494		PG&E Corp	1,027
936	e*	Pico Holdings, Inc	39

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,618		Piedmont Natural Gas Co, Inc	$116
1,025	e*	Pike Electric Corp	19
6,239		Pinnacle West Capital Corp	247
4,199		PNM Resources, Inc	98
1,726	e	Portland General Electric Co	48
23,607		PPL Corp	1,093
15,770	e	Progress Energy, Inc	739
5,000	m,v*	Progress Energy, Inc	—	^
15,518		Public Service Enterprise Group, Inc	1,365
7,154		Puget Energy, Inc	175
10,539		Questar Corp	554
20,883	*	Reliant Energy, Inc	535
10,176		Republic Services, Inc	333
1,126	e	Resource America, Inc (Class A)	18
7,275		SCANA Corp	282
2,166	e*	SEMCO Energy, Inc	17
16,145		Sempra Energy	938
13,561		Sierra Pacific Resources	213
1,020	e	SJW Corp	35
1,884		South Jersey Industries, Inc	66
46,004	e	Southern Co	1,669
6,440	e	Southern Union Co	200
2,572		Southwest Gas Corp	73
1,025	e	Southwest Water Co	13
5,708	*	Stericycle, Inc	326
12,829		TECO Energy, Inc	211
28,082		TXU Corp	1,923
6,491		UGI Corp	169
1,633	e	UIL Holdings Corp	51
2,373		Unisource Energy Corp	71
4,904	e	Vectren Corp	134
3,949	*	Waste Connections, Inc	125
499		Waste Industries USA, Inc	14
1,458	e*	Waste Services, Inc	14
5,625	e	Westar Energy, Inc	138
3,019	e	WGL Holdings, Inc	102
36,647		Williams Cos, Inc	1,248
7,164		Wisconsin Energy Corp	323
25,349	e	Xcel Energy, Inc	546

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	40,889

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.73%
1,500	e*	Acme Packet, Inc	23
1,556	*	Actel Corp	17
2,651		Acuity Brands, Inc	134
7,209	e*	Adaptec, Inc	28
7,316	e*	ADC Telecommunications, Inc	143
3,699	e	Adtran, Inc	85
2,343	e*	Advanced Analogic Technologies, Inc	25
2,251	*	Advanced Energy Industries, Inc	34
34,301	e*	Advanced Micro Devices, Inc	453
21,706	e	Altera Corp	523
2,495	e*	American Superconductor Corp	51
6,834		Ametek, Inc	295
4,100	*	AMIS Holdings, Inc	40
6,298	e*	Amkor Technology, Inc	73
10,954		Amphenol Corp (Class A)	436
3,097	e*	Anadigics, Inc	56
20,013		Analog Devices, Inc	724
9,512	e*	Andrew Corp	132
52,912	*	Apple Computer, Inc	8,124
19,510	e*	Applied Micro Circuits Corp	62
6,887	e*	Arris Group, Inc	85
3,325	e*	Atheros Communications, Inc	100
28,949	*	Atmel Corp	149

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,293	*	ATMI, Inc	$68
12,022	e*	Avanex Corp	20
8,620	*	Avnet, Inc	344
3,547	e	AVX Corp	57
723	e*	AZZ, Inc	25
2,797	e	Baldor Electric Co	112
674	e	Bel Fuse, Inc (Class B)	23
4,279	e*	Benchmark Electronics, Inc	102
782	e*	BigBand Networks, Inc	5
28,853	e*	Broadcom Corp (Class A)	1,051
2,989	*	C-COR, Inc	34
1,663	e*	Ceradyne, Inc	126
2,612	*	Checkpoint Systems, Inc	69
5,374	e*	Ciena Corp	205
371,381	*	Cisco Systems, Inc	12,296
1,458	*	Comtech Telecommunications Corp	78
32,205	e*	Conexant Systems, Inc	39
10,968		Cooper Industries Ltd (Class A)	560
457	e*	CPI International, Inc	9
5,056	e*	Cree, Inc	157
2,100		CTS Corp	27
1,000	e	Cubic Corp	42
9,243	e*	Cypress Semiconductor Corp	270
1,921	e*	Diodes, Inc	62
2,576	e*	Ditech Networks, Inc	14
2,248	*	Dolby Laboratories, Inc (Class A)	78
1,958	*	DSP Group, Inc	31
1,168	e*	DTS, Inc	35
8,961		Eaton Corp	887
2,000	e*	Electro Scientific Industries, Inc	48
956	*	EMS Technologies, Inc	23
3,562	*	Energizer Holdings, Inc	395
2,523	e*	Energy Conversion Devices, Inc	57
1,937	e*	EnerSys	34
5,831	e*	Evergreen Solar, Inc	52
2,444	*	Exar Corp	32
3,720	v*	EXIDE TECHNOLOGIES RIGHTS	—	^
7,886	*	Fairchild Semiconductor International, Inc	147
14,527	e*	Finisar Corp	41
2,044	e*	First Solar, Inc	241
1,238	e	Franklin Electric Co, Inc	51
2,934	e*	FuelCell Energy, Inc	26
7,072	e	Garmin Ltd	844
15,290	e*	Gemstar-TV Guide International, Inc	106
1,744	e*	Genlyte Group, Inc	112
6,150	e*	GrafTech International Ltd	110
1,507	e*	Greatbatch, Inc	40
3,985		Harman International Industries, Inc	345
5,636	e*	Harmonic, Inc	60
8,349		Harris Corp	482
1,865	e*	Helen of Troy Ltd	36
6,021	e*	Hexcel Corp	137
829	e*	Hittite Microwave Corp	37
47,699		Honeywell International, Inc	2,837
1,800	e*	Hutchinson Technology, Inc	44
2,223	e	Imation Corp	55
12,101	*	Integrated Device Technology, Inc	187
355,437		Intel Corp	9,192
2,862	e*	InterDigital, Inc	59
4,573	e*	International Rectifier Corp	151
8,268		Intersil Corp (Class A)	276
2,296	*	InterVoice, Inc	22
600	e*	IPG Photonics Corp	12
724	e*	iRobot Corp	14
1,636	e*	IXYS Corp	17

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,477	*	Jarden Corp	$108
13,081	e*	JDS Uniphase Corp	196
6,007	*	Kemet Corp	44
7,656		L-3 Communications Holdings, Inc	782
894		Lamson & Sessions Co	24
7,863	e*	Lattice Semiconductor Corp	35
2,740		Lincoln Electric Holdings, Inc	213
14,118	e	Linear Technology Corp	494
1,534	e*	Littelfuse, Inc	55
732	*	Loral Space & Communications, Inc	29
1,293		LSI Industries, Inc	27
47,037	e*	LSI Logic Corp	349
28,543	*	Marvell Technology Group Ltd	467
3,108	*	Mattson Technology, Inc	27
19,630		Maxim Integrated Products, Inc	576
1,334	e*	Medis Technologies Ltd	17
13,650	*	MEMC Electronic Materials, Inc	803
1,540	e*	Mercury Computer Systems, Inc	16
2,500		Methode Electronics, Inc	38
4,755		Micrel, Inc	51
13,347	e	Microchip Technology, Inc	485
46,315	e*	Micron Technology, Inc	514
4,543	e*	Microsemi Corp	127
4,100	*	Microtune, Inc	25
2,847	e*	MIPS Technologies, Inc	22
8,407	e	Molex, Inc	226
1,168	*	Monolithic Power Systems, Inc	30
2,161	e*	Moog, Inc (Class A)	95
141,618		Motorola, Inc	2,624
7,339	e*	MRV Communications, Inc	18
555	e*	Multi-Fineline Electronix, Inc	8
300		National Presto Industries, Inc	16
17,087	e	National Semiconductor Corp	463
1,013	e*	Netlogic Microsystems, Inc	37
22,712	e*	Network Appliance, Inc	611
7,718	e*	Novellus Systems, Inc	210
33,105	*	Nvidia Corp	1,200
3,460	e*	Omnivision Technologies, Inc	79
13,834	e*	ON Semiconductor Corp	174
6,944	e*	On2 Technologies, Inc	8
6,068	e	Openwave Systems, Inc	27
1,210	e*	Oplink Communications, Inc	17
1,144	e*	OpNext, Inc	13
869	e*	OSI Systems, Inc	20
1,250	e	Park Electrochemical Corp	42
1,447	*	Pericom Semiconductor Corp	17
2,260	*	Photronics, Inc	26
2,609	e	Plantronics, Inc	74
3,100	e*	Plexus Corp	85
1,628	e*	PLX Technology, Inc	18
13,218	e*	PMC - Sierra, Inc	111
5,444	*	Polycom, Inc	146
458	e*	Powell Industries, Inc	17
4,438	e*	Power-One, Inc	23
7,309	e*	Powerwave Technologies, Inc	45
9,396	*	QLogic Corp	126
101,967		Qualcomm, Inc	4,309
8,217	e	RadioShack Corp	170
5,680	e*	Rambus, Inc	109
1,083	e	Raven Industries, Inc	43
1,983	e	Regal-Beloit Corp	95
10,615	e*	RF Micro Devices, Inc	71
1,100	e*	Rogers Corp	45
32,531	*	Sanmina-SCI Corp	69
1,867	*	Seachange International, Inc	13

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,166	e*	Semtech Corp	$85
5,145	*	Silicon Image, Inc	26
3,220	e*	Silicon Laboratories, Inc	134
5,900	*	Silicon Storage Technology, Inc	19
2,387	e*	Sirenza Microdevices, Inc	41
90,524	e*	Sirius Satellite Radio, Inc	316
10,341	*	Skyworks Solutions, Inc	93
3,071	*	Smart Modular Technologies WWH, Inc	22
5,639	e*	Spansion, Inc (Class A)	48
2,490	e*	Spectrum Brands, Inc	14
1,279	e*	Standard Microsystems Corp	49
898	*	Stoneridge, Inc	9
1,368	e*	Sunpower Corp (Class A)	113
745	*	Supertex, Inc	30
12,134	e*	Sycamore Networks, Inc	49
2,907	e*	Symmetricom, Inc	14
1,530	e*	Synaptics, Inc	73
3,593	e*	Syntax-Brillian Corp	15
2,804	e	Technitrol, Inc	76
913	e*	Techwell, Inc	10
3,400	e*	Tekelec	41
2,403		Teleflex, Inc	187
26,740	*	Tellabs, Inc	255
2,944	*	Tessera Technologies, Inc	110
87,696		Texas Instruments, Inc	3,209
3,556	*	Thomas & Betts Corp	208
3,408	e*	Trident Microsystems, Inc	54
9,492	*	Triquint Semiconductor, Inc	47
2,833	e*	TTM Technologies, Inc	33
29,991		Tyco Electronics Ltd	1,063
1,167	*	Ultra Clean Holdings	17
1,466	e*	Universal Display Corp	26
1,000	*	Universal Electronics, Inc	32
7,742	e*	Utstarcom, Inc	28
5,243	*	Varian Semiconductor Equipment Associates, Inc	281
1,399	*	Viasat, Inc	43
1,471	e	Vicor Corp	18
10,877	*	Vishay Intertechnology, Inc	142
1,011	e*	Volterra Semiconductor Corp	12
4,543	e	Whirlpool Corp	405
18,234	e	Xilinx, Inc	477
1,286	*	Zoltek Cos, Inc	56
3,150	*	Zoran Corp	64

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	70,038

ENGINEERING AND MANAGEMENT SERVICES - 0.96%
1,230	e*	Advisory Board Co	72
2,118	e*	Aecom Technology Corp	74
8,040	e*	Amylin Pharmaceuticals, Inc	402
4,841	*	Applera Corp (Celera Genomics Group)	68
4,682	e*	Ariad Pharmaceuticals, Inc	22
900	e	CDI Corp	25
23,578	e*	Celgene Corp	1,681
758	e*	Cornell Cos, Inc	18
2,517	e	Corporate Executive Board Co	187
706	e*	CRA International, Inc	34
3,622	e*	CV Therapeutics, Inc	33
1,618	e	Diamond Management & Technology Consultants, Inc	15
3,090	e*	eResearch Technology, Inc	35
5,381	e*	Exelixis, Inc	57
1,100	*	Exponent, Inc	28
5,476	e	Fluor Corp	788
1,100	*	Genpact Ltd	19
3,419	*	Gen-Probe, Inc	228
1,326	*	Greenfield Online, Inc	20

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,404	*	Harris Interactive, Inc	$15
5,800	*	Hewitt Associates, Inc (Class A)	203
1,113	*	Huron Consulting Group, Inc	81
4,807	e*	Incyte Corp	34
4,737	e*	Isis Pharmaceuticals, Inc	71
7,324	*	Jacobs Engineering Group, Inc	554
10,330	*	KBR, Inc	400
798	*	Kendle International, Inc	33
2,541	e*	Kosan Biosciences, Inc	13
584	e	Landauer, Inc	30
1,549	e*	LECG Corp	23
1,975	e*	Lifecell Corp	74
1,864	e*	Luminex Corp	28
1,221		MAXIMUS, Inc	53
2,143	*	Maxygen, Inc	15
13,624	*	McDermott International, Inc	737
445	*	Michael Baker Corp	22
14,148		Moody’s Corp	713
685	e*	MTC Technologies, Inc	13
2,554	e*	Myriad Genetics, Inc	133
3,394	e*	Navigant Consulting, Inc	43
1,978	e*	Neurogen Corp	9
1,729	e*	Omnicell, Inc	49
21,518		Paychex, Inc	882
1,234	*	PharmaNet Development Group, Inc	36
9,556	e	Quest Diagnostics, Inc	552
1,812	e*	Regeneration Technologies, Inc	19
3,876	e*	Regeneron Pharmaceuticals, Inc	69
8,827	e*	Rentech, Inc	19
3,214		Resources Connection, Inc	74
1,318	e*	Rigel Pharmaceuticals, Inc	12
6,000	e*	SAIC, Inc	115
3,562	e*	Savient Pharmaceuticals, Inc	52
2,563	e*	Seattle Genetics, Inc	29
1,940	e*	Senomyx, Inc	24
4,929	*	Shaw Group, Inc	286
507	*	Stanley, Inc	14
1,956	e*	Symyx Technologies, Inc	17
692	e*	Tejon Ranch Co	29
3,521	e*	Telik, Inc	10
3,591	e*	Tetra Tech, Inc	76
3,296	e*	URS Corp	186
1,742	e*	Verenium Corp	9
1,753	*	Washington Group International, Inc	154
2,733	e	Watson Wyatt & Co Holdings (Class A)	123

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,939

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
2,403	e*	Home Solutions of America, Inc	8

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	8

FABRICATED METAL PRODUCTS - 0.54%
2,088	e*	Alliant Techsystems, Inc	228
532	e	Ameron International Corp	56
4,374		Aptargroup, Inc	166
6,847		Ball Corp	368
766	*	Chart Industries, Inc	25
1,064	e	CIRCOR International, Inc	48
7,354		Commercial Metals Co	233
1,343	e*	Commercial Vehicle Group, Inc	17
3,158		Crane Co	152
10,461	*	Crown Holdings, Inc	238
757	e	Dynamic Materials Corp	36
1,746	e*	Griffon Corp	26
546		Gulf Island Fabrication, Inc	21
30,351		Illinois Tool Works, Inc	1,810

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

916	e	Insteel Industries, Inc	$14
904	e*	Ladish Co, Inc	50
496	e	Lifetime Brands, Inc	10
2,280	e*	Mobile Mini, Inc	55
6,723	e	Mueller Water Products, Inc (Class A)	83
1,321	e*	NCI Building Systems, Inc	57
7,087		Parker Hannifin Corp	793
509	e*	Park-Ohio Holdings Corp	13
6,093		Pentair, Inc	202
1,422		Silgan Holdings, Inc	76
2,152	e	Simpson Manufacturing Co, Inc	69
1,859	e*	Smith & Wesson Holding Corp	36
3,654		Snap-On, Inc	181
4,979		Stanley Works	279
1,389	e*	Sturm Ruger & Co, Inc	25
685	e	Sun Hydraulics Corp	22
3,948	e*	Taser International, Inc	62
809	e*	Trimas Corp	11
1,173	e	Valmont Industries, Inc	100
1,666		Watts Water Technologies, Inc (Class A)	51

		TOTAL FABRICATED METAL PRODUCTS	5,613

FOOD AND KINDRED PRODUCTS - 3.26%
1,269	e*	Altus Pharmaceuticals, Inc	13
46,478		Anheuser-Busch Cos, Inc	2,324
39,914		Archer Daniels Midland Co	1,320
700	*	Boston Beer Co, Inc (Class A)	34
7,050	e	Bunge Ltd	758
14,117		Campbell Soup Co	522
263		Coca-Cola Bottling Co Consolidated	16
141,700		Coca-Cola Co	8,144
19,411		Coca-Cola Enterprises, Inc	470
30,473		ConAgra Foods, Inc	796
11,746	e*	Constellation Brands, Inc (Class A)	284
4,559		Corn Products International, Inc	209
4,436	e*	Darling International, Inc	44
12,900		Del Monte Foods Co	136
629	e	Farmer Bros Co	16
5,007	e	Flowers Foods, Inc	109
21,238		General Mills, Inc	1,232
19,869		H.J. Heinz Co	918
4,024	e*	Hansen Natural Corp	228
10,758	e	Hershey Co	499
4,677		Hormel Foods Corp	167
740	e	Imperial Sugar Co	19
800	e	J&J Snack Foods Corp	28
3,519		J.M. Smucker Co	188
1,401	e*	Jones Soda Co	17
15,055		Kellogg Co	843
98,121		Kraft Foods, Inc (Class A)	3,386
1,575	e	Lancaster Colony Corp	60
1,746	e	Lance, Inc	40
686	e*	M&F Worldwide Corp	34
8,308		McCormick & Co, Inc	299
597	e	MGP Ingredients, Inc	6
3,055		Molson Coors Brewing Co (Class B)	305
621	e	National Beverage Corp	5
919	e*	Peet’s Coffee & Tea, Inc	26
8,468		Pepsi Bottling Group, Inc	315
3,834		PepsiAmericas, Inc	124
100,711		PepsiCo, Inc	7,378
2,153	*	Performance Food Group Co	65
1,622	*	Ralcorp Holdings, Inc	91
1,066	e	Reddy Ice Holdings, Inc	28
1,203	e	Sanderson Farms, Inc	50
44,957		Sara Lee Corp	750
6,686	e*	Smithfield Foods, Inc	211
2,372	e	Tootsie Roll Industries, Inc	63

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,378		Topps Co, Inc	$23
2,025	e*	TreeHouse Foods, Inc	55
15,114		Tyson Foods, Inc (Class A)	270
14,836		Wrigley (Wm.) Jr Co	953

		TOTAL FOOD AND KINDRED PRODUCTS	33,871

FOOD STORES - 0.33%
97	e	Arden Group, Inc (Class A)	13
1,203	e*	Great Atlantic & Pacific Tea Co, Inc	37
700		Ingles Markets, Inc (Class A)	20
43,430		Kroger Co	1,239
1,886	e*	Panera Bread Co (Class A)	77
1,414	e*	Pantry, Inc	36
2,412	*	Pathmark Stores, Inc	31
2,557	e	Ruddick Corp	86
27,020		Safeway, Inc	895
12,857		Supervalu, Inc	502
212	e	Village Super Market (Class A)	11
611		Weis Markets, Inc	26
8,728	e	Whole Foods Market, Inc	427
2,103	e*	Winn-Dixie Stores, Inc	39

		TOTAL FOOD STORES	3,439

FORESTRY - 0.11%
4,673		Rayonier, Inc	225
13,213	e	Weyerhaeuser Co	955

		TOTAL FORESTRY	1,180

FURNITURE AND FIXTURES - 0.30%
1,625	e	Ethan Allen Interiors, Inc	53
2,907	e	Furniture Brands International, Inc	29
3,977		Herman Miller, Inc	108
3,882		Hillenbrand Industries, Inc	214
2,905	e	HNI Corp	105
680	e	Hooker Furniture Corp	14
3,257		Interface, Inc (Class A)	59
12,073		Johnson Controls, Inc	1,426
1,737	e	Kimball International, Inc (Class B)	20
3,352	e	La-Z-Boy, Inc	25
10,815		Leggett & Platt, Inc	207
23,113	e	Masco Corp	535
2,732	e	Sealy Corp	38
3,095	e*	Select Comfort Corp	43
4,232	e	Tempur-Pedic International, Inc	151
1,907	*	Williams Scotsman International, Inc	53

		TOTAL FURNITURE AND FIXTURES	3,080

FURNITURE AND HOME FURNISHINGS STORES - 0.19%
16,945	e*	Bed Bath & Beyond, Inc	578
10,474	e	Circuit City Stores, Inc	83
9,625	*	GameStop Corp (Class A)	542
1,692	e*	Guitar Center, Inc	100
1,232	e	Haverty Furniture Cos, Inc	11
2,965		Knoll, Inc	53
3,326	e*	Mohawk Industries, Inc	271
6,020	e*	Pier 1 Imports, Inc	28
4,902	e	Steelcase, Inc (Class A)	88
1,789	e	Tuesday Morning Corp	16
5,558	e	Williams-Sonoma, Inc	181

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,951

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

GENERAL BUILDING CONTRACTORS - 0.17%
115	e	Amrep Corp	$3
310	e*	Avatar Holdings, Inc	16
2,556	e	Beazer Homes USA, Inc	21
485	e	Brookfield Homes Corp	9
7,355	e	Centex Corp	195
19,198	e	DR Horton, Inc	246
2,297	e*	Hovnanian Enterprises, Inc (Class A)	26
4,706	e	KB Home	118
8,304	e	Lennar Corp (Class A)	188
862	e	M/I Homes, Inc	12
1,316		McGrath RentCorp	44
2,061	e	MDC Holdings, Inc	84
1,472	e*	Meritage Homes Corp	21
279	e*	NVR, Inc	131
1,250	e*	Palm Harbor Homes, Inc	16
1,625	*	Perini Corp	91
13,220	e	Pulte Homes, Inc	180
2,630	e	Ryland Group, Inc	56
4,272	e	Standard-Pacific Corp	23
794	e*	Team, Inc	22
7,726	e*	Toll Brothers, Inc	154
2,645	e	Walter Industries, Inc	71
1,883	e*	WCI Communities, Inc	11

		TOTAL GENERAL BUILDING CONTRACTORS	1,738

GENERAL MERCHANDISE STORES - 1.45%
2,874	e*	99 Cents Only Stores	30
6,733	e*	Big Lots, Inc	201
4,214	*	BJ’s Wholesale Club, Inc	140
632	e	Bon-Ton Stores, Inc	14
2,068	e*	Cabela’s, Inc	49
3,355		Casey’s General Stores, Inc	93
481	e*	Conn’s, Inc	11
27,321		Costco Wholesale Corp	1,677
3,877	e	Dillard’s, Inc (Class A)	85
9,228	e	Family Dollar Stores, Inc	245
2,720	e	Fred’s, Inc	29
13,817		JC Penney Co, Inc	876
28,088		Macy’s, Inc	908
1,292	e*	Retail Ventures, Inc	13
8,388	e	Saks, Inc	144
1,757	e	Stein Mart, Inc	13
52,323		Target Corp	3,326
27,811		TJX Cos, Inc	808
147,502		Wal-Mart Stores, Inc	6,438

		TOTAL GENERAL MERCHANDISE STORES	15,100

HEALTH SERVICES - 1.27%
839	*	Alliance Imaging, Inc	8
1,533	e*	Amedisys, Inc	59
748	*	American Dental Partners, Inc	21
11,698		AmerisourceBergen Corp	530
1,984	*	Amsurg Corp	46
2,667	e*	Apria Healthcare Group, Inc	69
3,714	e*	Assisted Living Concepts, Inc (A Shares)	34
535	e*	Bio-Reference Labs, Inc	18
1,007	e	Brookdale Senior Living, Inc	40
17,615		Cigna Corp	939
5,854	*	Community Health Systems, Inc	184
750	e*	Corvel Corp	17
3,363	*	Covance, Inc	262
9,571	*	Coventry Health Care, Inc	595
2,321	e*	Cross Country Healthcare, Inc	41
1,413	e*	CryoLife, Inc	13

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,435	*	DaVita, Inc	$407
3,516	e*	Edwards Lifesciences Corp	173
744	*	eHealth, Inc	21
300	e*	Emeritus Corp	8
1,864	e*	Enzo Biochem, Inc	21
14,224	*	Express Scripts, Inc	794
810	e*	Genomic Health, Inc	16
1,497	e*	Gentiva Health Services, Inc	29
14,969	e	Health Management Associates, Inc (Class A)	104
3,900	*	Healthsouth Corp	68
2,237	e*	Healthways, Inc	121
1,722	*	Hythiam, Inc	13
3,543	e*	Immunomedics, Inc	8
2,054	e*	Kindred Healthcare, Inc	37
7,195	*	Laboratory Corp of America Holdings	563
1,383	e	LCA-Vision, Inc	41
735	e*	LHC Group, Inc	16
3,672	e*	LifePoint Hospitals, Inc	110
5,141	*	Lincare Holdings, Inc	188
2,394	*	Magellan Health Services, Inc	97
4,595	e	Manor Care, Inc	296
1,371	e*	Matria Healthcare, Inc	36
18,173		McKesson Corp	1,068
419	*	Medcath Corp	11
17,135	*	Medco Health Solutions, Inc	1,549
300	e	National Healthcare Corp	15
5,807	e*	Nektar Therapeutics	51
1,311	e*	Nighthawk Radiology Holdings, Inc	32
2,544	*	Odyssey HealthCare, Inc	24
7,429	e	Omnicare, Inc	246
3,052	*	Pediatrix Medical Group, Inc	200
6,515		Pharmaceutical Product Development, Inc	231
3,409	e*	Psychiatric Solutions, Inc	134
745	e*	Radiation Therapy Services, Inc	16
1,200	*	RehabCare Group, Inc	21
3,479	*	Sierra Health Services, Inc	147
1,374	e*	Skilled Healthcare Group, Inc (Class A)	22
939	e*	Stereotaxis, Inc	13
2,651	e*	Sun Healthcare Group, Inc	44
2,773	e*	Sunrise Senior Living, Inc	98
30,068	e*	Tenet Healthcare Corp	101
2,659		Universal Health Services, Inc (Class B)	145
37,537	*	WellPoint, Inc	2,962

		TOTAL HEALTH SERVICES	13,173

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.07%
321	e*	Comverge, Inc	10
4,311	*	Foster Wheeler Ltd	566
2,325		Granite Construction, Inc	123
1,322	*	Matrix Service Co	28

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	727

HOLDING AND OTHER INVESTMENT OFFICES - 2.59%
2,039	e	Acadia Realty Trust	55
1,925	e*	Affiliated Managers Group, Inc	245
505	e	Agree Realty Corp	16
3,433	e	Alesco Financial, Inc	17
123	e*	Alexander’s, Inc	47
1,828	e	Alexandria Real Estate Equities, Inc	176
8,795	e	Allied Capital Corp	258
5,664		AMB Property Corp	339
1,413		American Campus Communities, Inc	41
8,501	e	American Financial Realty Trust	68
15,991		Annaly Mortgage Management, Inc	255
3,218		Anthracite Capital, Inc	29

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,102		Anworth Mortgage Asset Corp	$17
5,937	e	Apartment Investment & Management Co (Class A)	268
5,215	e	Apollo Investment Corp	108
850	e	Arbor Realty Trust, Inc	16
13,457	e*	Archstone-Smith Trust	809
6,591		Ashford Hospitality Trust, Inc	66
936		Associated Estates Realty Corp	12
4,819		AvalonBay Communities, Inc	569
4,502		BioMed Realty Trust, Inc	108
6,268		Boston Properties, Inc	651
5,335	e	Brandywine Realty Trust	135
3,142	e	BRE Properties, Inc (Class A)	176
433	e	BRT Realty Trust	8
3,482		Camden Property Trust	224
2,642	e	Capital Lease Funding, Inc	27
190		Capital Southwest Corp	23
800	e	Capital Trust, Inc (Class A)	28
3,981	e	CBL & Associates Properties, Inc	140
1,814	e	CBRE Realty Finance, Inc	11
2,712	e	Cedar Shopping Centers, Inc	37
442	e	Cherokee, Inc	17
2,945		Colonial Properties Trust	101
2,299	e	Corporate Office Properties Trust	96
2,443		Cousins Properties, Inc	72
1,504	e	Crystal River Capital, Inc	25
10,500	e	DCT Industrial Trust, Inc	110
3,319	e	Deerfield Triarc Capital Corp	30
7,395		Developers Diversified Realty Corp	413
5,943	e	DiamondRock Hospitality Co	103
3,247	e	Digital Realty Trust, Inc	128
5,829	e	Douglas Emmett, Inc	144
8,609		Duke Realty Corp	291
1,377	e	EastGroup Properties, Inc	62
1,200		Education Realty Trust, Inc	16
1,398	e*	Energy Infrastructure Acquisition Corp	14
1,723	e	Entertainment Properties Trust	88
3,491	e	Equity Inns, Inc	79
1,227	e	Equity Lifestyle Properties, Inc	64
2,470	e	Equity One, Inc	67
17,963		Equity Residential	761
1,493	e	Essex Property Trust, Inc	176
3,926		Extra Space Storage, Inc	60
3,328	e	Federal Realty Investment Trust	295
3,926	e	FelCor Lodging Trust, Inc	78
2,899	e	First Industrial Realty Trust, Inc	113
1,470	e	First Potomac Realty Trust	32
3,189	e	Franklin Street Properties Corp	55
9,089	e	Friedman Billings Ramsey Group, Inc (Class A)	42
13,247		General Growth Properties, Inc	710
1,193	e	Getty Realty Corp	32
638	e	Gladstone Capital Corp	12
2,171	e	Glimcher Realty Trust	51
3,200	e	GMH Communities Trust	25
1,100	e	Gramercy Capital Corp	28
12,321		HCP, Inc	409
4,806		Health Care REIT, Inc	213
3,212	e	Healthcare Realty Trust, Inc	86
2,467	e	Hersha Hospitality Trust	24
998	*	HFF, Inc (Class A)	12
3,247	e	Highwoods Properties, Inc	119
2,378	e*	Hilltop Holdings, Inc	28
2,353		Home Properties, Inc	123
5,735	e	Hospitality Properties Trust	233
31,929		Host Marriott Corp	716
13,475		HRPT Properties Trust	133

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,056	e	IMPAC Mortgage Holdings, Inc	$8
4,513	e	Inland Real Estate Corp	70
3,315	e	Investors Real Estate Trust	36
48,652	e	iShares Russell 3000 Index Fund	4,281
7,812		iStar Financial, Inc	266
3,168	e*	Jamba, Inc	22
1,655	e	JER Investors Trust, Inc	21
2,062	e	Kilroy Realty Corp	125
13,130		Kimco Realty Corp	594
1,900	e	Kite Realty Group Trust	36
2,579		LaSalle Hotel Properties	109
4,101		Lexington Corporate Properties Trust	82
5,546		Liberty Property Trust	223
1,314		LTC Properties, Inc	31
2,561	e	Luminent Mortgage Capital, Inc	4
4,379		Macerich Co	383
3,822		Mack-Cali Realty Corp	157
2,313		Maguire Properties, Inc	60
2,550	e	Medical Properties Trust, Inc	34
2,802	*	Meruelo Maddux Properties, Inc	17
5,284		MFA Mortgage Investments, Inc	43
1,526		Mid-America Apartment Communities, Inc	76
1,230	e	Mission West Properties, Inc	15
1,507		MVC Capital, Inc	28
1,400	e	National Health Investors, Inc	43
3,709		National Retail Properties, Inc	90
4,957		Nationwide Health Properties, Inc	149
2,523	e	Newcastle Investment Corp	44
2,538	e*	NexCen Brands, Inc	17
3,513	e	NorthStar Realty Finance Corp	35
433	e	Novastar Financial, Inc	4
4,121	e	Omega Healthcare Investors, Inc	64
946		Parkway Properties, Inc	42
1,209	e	PennantPark Investment Corp	16
1,975		Pennsylvania Real Estate Investment Trust	77
10,805	e	Plum Creek Timber Co, Inc	484
2,677	e	Post Properties, Inc	104
2,494	e	Potlatch Corp	112
15,511		Prologis	1,029
1,216	e	Prospect Capital Corp	21
1,073		PS Business Parks, Inc	61
7,739		Public Storage, Inc	609
979	e	Quadra Realty Trust, Inc	9
3,865	e	RAIT Investment Trust	32
992		Ramco-Gershenson Properties	31
6,195		Realty Income Corp	173
1,413		Redwood Trust, Inc	47
4,304		Regency Centers Corp	330
1,640	e	Republic Property Trust	24
1,355	e	Resource Capital Corp	15
700		Saul Centers, Inc	36
4,718	e	Senior Housing Properties Trust	104
13,486		Simon Property Group, Inc	1,349
3,638	e	SL Green Realty Corp	425
1,302		Sovran Self Storage, Inc	60
700	e*	Star Maritime Acquisition Corp	10
4,727	e	Strategic Hotels & Resorts, Inc	97
1,069		Sun Communities, Inc	32
3,736		Sunstone Hotel Investors, Inc	96
1,844	e	Tanger Factory Outlet Centers, Inc	75
687	e*	Tarragon Corp	2
3,403		Taubman Centers, Inc	186
3,455	*	TFS Financial Corp	45
8,031	e	Thornburg Mortgage, Inc	103
8,850	e	UDR, Inc	215

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,095	e	Universal Health Realty Income Trust	$39
1,407	e	Urstadt Biddle Properties, Inc (Class A)	22
3,042	e	U-Store-It Trust	40
8,304		Ventas, Inc	344
17,912		Virgin Media, Inc	435
8,192		Vornado Realty Trust	896
3,681		WABCO Holdings, Inc	172
2,850	e	Washington Real Estate Investment Trust	95
4,713	e	Weingarten Realty Investors	195
3,164		Winthrop Realty Trust	21

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	26,942

HOTELS AND OTHER LODGING PLACES - 0.59%
1,418	e	Ameristar Casinos, Inc	40
1,131	e*	Bluegreen Corp	9
2,948		Boyd Gaming Corp	126
2,172	e	Choice Hotels International, Inc	82
2,696	*	Gaylord Entertainment Co	143
1,718	e*	Great Wolf Resorts, Inc	21
23,831	e	Hilton Hotels Corp	1,108
1,142	e*	Isle of Capri Casinos, Inc	22
6,384	e*	Las Vegas Sands Corp	852
920	e*	Lodgian, Inc	11
1,242	e	Marcus Corp	24
20,149		Marriott International, Inc (Class A)	876
7,236	*	MGM Mirage	647
604	e*	Monarch Casino & Resort, Inc	17
1,158	e*	Morgans Hotel Group Co	25
2,588	e	Orient-Express Hotels Ltd (Class A)	133
566	*	Riviera Holdings Corp	16
13,155		Starwood Hotels & Resorts Worldwide, Inc	799
2,697	e	Station Casinos, Inc	236
1,798	e*	Trump Entertainment Resorts, Inc	12
1,755	e*	Vail Resorts, Inc	109
11,158		Wyndham Worldwide Corp	366
3,169	e	Wynn Resorts Ltd	499

		TOTAL HOTELS AND OTHER LODGING PLACES	6,173

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.28%
1,014	*	Aaon, Inc	20
1,797	e	Actuant Corp (Class A)	117
5,607	*	AGCO Corp	285
1,703		Albany International Corp (Class A)	64
1,534	e*	Allis-Chalmers Energy, Inc	29
627	*	Altra Holdings, Inc	10
11,044		American Standard Cos, Inc	393
475	e	Ampco-Pittsburgh Corp	19
84,560		Applied Materials, Inc	1,750
1,200	*	Astec Industries, Inc	69
1,361	e*	ASV, Inc	19
3,264	*	Asyst Technologies, Inc	17
7,081	*	Axcelis Technologies, Inc	36
4,039	e	Black & Decker Corp	336
981	e	Black Box Corp	42
2,004	e*	Blount International, Inc	23
3,023	e	Briggs & Stratton Corp	76
23,785	*	Brocade Communications Systems, Inc	204
4,785	*	Brooks Automation, Inc	68
2,294		Bucyrus International, Inc (Class A)	167
3,800	e	Carlisle Cos, Inc	185
674	e	Cascade Corp	44
39,176		Caterpillar, Inc	3,073
3,633		CDW Corp	317
5,864	*	Cirrus Logic, Inc	38
1,162	e*	Columbus McKinnon Corp	29

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,943	e*	Cray, Inc	$14
6,374		Cummins, Inc	815
2,836		Curtiss-Wright Corp	135
2,201	*	Cymer, Inc	85
13,881		Deere & Co	2,060
138,962	*	Dell, Inc	3,835
4,020	e	Diebold, Inc	183
4,851		Donaldson Co, Inc	203
12,501		Dover Corp	637
5,247	*	Dresser-Rand Group, Inc	224
1,630	*	Dril-Quip, Inc	80
3,700	*	Electronics for Imaging, Inc	99
128,351	*	EMC Corp	2,670
5,455	*	Emulex Corp	105
981	*	ENGlobal Corp	11
1,375	*	EnPro Industries, Inc	56
8,875	*	Entegris, Inc	77
7,347	*	Extreme Networks, Inc	28
1,124	e*	Flotek Industries, Inc	50
2,307	e*	Flow International Corp	20
3,680		Flowserve Corp	280
8,732	*	FMC Technologies, Inc	503
1,063	e*	Fuel Tech, Inc	23
3,376	*	Gardner Denver, Inc	132
15,479	e*	Gateway, Inc	29
673	e*	Gehl Co	15
629,350	d	General Electric Co	26,055
2,288	e*	Goodman Global, Inc	55
841	e	Gorman-Rupp Co	28
4,528	e	Graco, Inc	177
8,123	*	Grant Prideco, Inc	443
673		Hardinge, Inc	23
163,729		Hewlett-Packard Co	8,152
334	e*	Hurco Cos, Inc	18
5,144		IDEX Corp	187
1,615	*	Immersion Corp	26
17,514		Ingersoll-Rand Co Ltd (Class A)	954
3,395	e*	Intermec, Inc	89
83,833		International Business Machines Corp	9,876
20,347		International Game Technology	877
1,163	*	Intevac, Inc	18
11,645	e	Jabil Circuit, Inc	266
6,891	e	Joy Global, Inc	350
993	*	Kadant, Inc	28
1,979	e	Kaydon Corp	103
2,386		Kennametal, Inc	200
3,600	*	Kulicke & Soffa Industries, Inc	31
8,266	*	Lam Research Corp	440
3,798		Lennox International, Inc	128
5,795	*	Lexmark International, Inc (Class A)	241
700	e	Lindsay Manufacturing Co	31
949		Lufkin Industries, Inc	52
7,460		Manitowoc Co, Inc	330
2,549	*	Micros Systems, Inc	166
860	e*	Middleby Corp	56
2,342		Modine Manufacturing Co	62
381		Nacco Industries, Inc (Class A)	39
937	*	NATCO Group, Inc (Class A)	49
2,164	e*	Netgear, Inc	66
1,891		Nordson Corp	95
3,203	*	Oil States International, Inc	155
7,666		Pall Corp	298
6,172	e	Palm, Inc	100
12,525	e*	Quantum Corp	43
1,782	e*	Rackable Systems, Inc	23

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,335	*	RBC Bearings, Inc	$51
630	e*	Rimage Corp	14
1,201	*	Riverbed Technology, Inc	49
1,100		Robbins & Myers, Inc	63
9,649		Rockwell Automation, Inc	671
7,798	e*	Safeguard Scientifics, Inc	18
13,961	e*	SanDisk Corp	769
744	e	Sauer-Danfoss, Inc	20
1,742	e*	Scansource, Inc	49
3,970	e*	Scientific Games Corp (Class A)	149
32,226		Seagate Technology, Inc	824
16,448	m,v*	Seagate Technology, Inc	—	^
1,100	e*	Semitool, Inc	11
1,425	e*	Sigma Designs, Inc	69
409	e*	Silicon Graphics, Inc	8
54,668	e*	Solectron Corp	213
4,015	e*	SourceForge, Inc	10
3,483		SPX Corp	322
800		Standex International Corp	17
1,945	e*	STEC, Inc	15
341	*	T-3 Energy Services, Inc	15
1,000	e*	Tecumseh Products Co (Class A)	19
1,200		Tennant Co	58
6,400	*	Terex Corp	570
5,313		Timken Co	197
2,458	e	Toro Co	145
881	e*	TurboChef Technologies, Inc	12
281	e	Twin Disc, Inc	16
1,608	e*	Ultratech, Inc	22
7,805	*	Varian Medical Systems, Inc	327
3,790	*	VeriFone Holdings, Inc	168
1,482	e	Watsco, Inc	69
13,792	*	Western Digital Corp	349
2,025		Woodward Governor Co	126
4,449	e*	Zebra Technologies Corp (Class A)	162

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	75,726

INSTRUMENTS AND RELATED PRODUCTS - 4.49%
1,214	e*	Abaxis, Inc	27
1,059	e*	Abiomed, Inc	13
1,020	*	Accuray, Inc	18
3,672	*	Advanced Medical Optics, Inc	112
4,200	e*	Affymetrix, Inc	107
24,700	*	Agilent Technologies, Inc	911
3,618	e*	Align Technology, Inc	92
18,654		Allergan, Inc	1,203
4,631	e*	American Medical Systems Holdings, Inc	78
543	e	American Science & Engineering, Inc	34
928	e	Analogic Corp	59
1,600	e*	Anaren, Inc	23
1,310	e*	Angiodynamics, Inc	25
11,326		Applera Corp (Applied Biosystems Group)	392
600	e*	Argon ST, Inc	12
1,344		Arrow International, Inc	61
1,690	e*	Arthrocare Corp	94
1,087	e*	Aspect Medical Systems, Inc	15
742	e	Badger Meter, Inc	24
6,333		Bard (C.R.), Inc	559
3,328	e	Bausch & Lomb, Inc	213
39,857		Baxter International, Inc	2,243
3,852		Beckman Coulter, Inc	284
14,982		Becton Dickinson & Co	1,229
1,200	e*	Bio-Rad Laboratories, Inc (Class A)	109
80,839	*	Boston Scientific Corp	1,128
3,985	e*	Bruker BioSciences Corp	35

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

711	*	Cantel Medical Corp	$11
2,899	e*	Cepheid, Inc	66
2,100	*	Coherent, Inc	67
1,500	e	Cohu, Inc	28
1,940	*	Conmed Corp	54
2,727	e	Cooper Cos, Inc	143
29,991		Covidien Ltd	1,245
5,665	e*	Credence Systems Corp	17
829	e*	Cutera, Inc	22
1,543	e*	Cyberonics, Inc	21
475	e*	Cynosure, Inc (Class A)	18
14,975		Danaher Corp	1,239
800		Datascope Corp	27
9,684		Dentsply International, Inc	403
1,255	e*	Dionex Corp	100
1,467	e*	DJ Orthopedics, Inc	72
2,562		DRS Technologies, Inc	141
462	*	Eagle Test Systems, Inc	6
17,610	e	Eastman Kodak Co	471
1,002	e	EDO Corp	56
48,646		Emerson Electric Co	2,589
1,718	e*	ESCO Technologies, Inc	57
1,694	*	Esterline Technologies Corp	97
719	e*	ev3, Inc	12
833	*	Excel Technology, Inc	21
910	*	FARO Technologies, Inc	40
2,156	e*	FEI Co	68
4,182	e*	Flir Systems, Inc	232
2,946	*	Formfactor, Inc	131
2,463	e*	Fossil, Inc	92
1,217	e*	Foxhollow Technologies, Inc	32
1,733	*	Haemonetics Corp	86
3,293	e*	Hologic, Inc	201
919	e*	ICU Medical, Inc	36
1,260	e*	I-Flow Corp	23
1,400	*	II-VI, Inc	48
3,212	e*	Illumina, Inc	167
1,332	e*	Integra LifeSciences Holdings Corp	65
2,329	*	Intuitive Surgical, Inc	536
2,044	e	Invacare Corp	48
4,300	e*	ION Geophysical Corp	59
1,673	e*	Ionatron, Inc	6
1,741	e*	Itron, Inc	162
2,194	e*	Ixia	19
177,190		Johnson & Johnson	11,641
520	e*	Kensey Nash Corp	14
11,724	e	Kla-Tencor Corp	654
2,840	e*	Kyphon, Inc	199
3,660	e*	L-1 Identity Solutions, Inc	69
4,233	e*	LTX Corp	15
742	e*	Measurement Specialties, Inc	21
873	e*	Medical Action Industries, Inc	21
70,297		Medtronic, Inc	3,965
2,502	e	Mentor Corp	115
1,469	e*	Merit Medical Systems, Inc	19
2,475	*	Mettler-Toledo International, Inc	252
935	e*	Micrus Endovascular Corp	17
3,307	e*	Millipore Corp	251
1,789	e	Mine Safety Appliances Co	84
3,076	*	MKS Instruments, Inc	59
1,178		Movado Group, Inc	38
1,408		MTS Systems Corp	59
3,725		National Instruments Corp	128
1,185	*	Natus Medical, Inc	19
2,159	e*	Newport Corp	33

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

710	e*	Northstar Neuroscience, Inc	$8
2,136	e*	NuVasive, Inc	77
794	e*	NxStage Medical, Inc	12
1,667		Oakley, Inc	48
1,010	e*	Orthofix International NV	49
246	e*	OYO Geospace Corp	23
1,140	e*	Palomar Medical Technologies, Inc	32
7,339		PerkinElmer, Inc	214
13,441		Pitney Bowes, Inc	610
1,626		PolyMedica Corp	85
4,869	e*	Resmed, Inc	209
4,842	*	Respironics, Inc	233
10,243		Rockwell Collins, Inc	748
1,037	*	Rofin-Sinar Technologies, Inc	73
5,330	e	Roper Industries, Inc	349
1,464	e*	Rudolph Technologies, Inc	20
3,325	e*	Sirf Technology Holdings, Inc	71
1,080	e*	Sirona Dental Systems, Inc	39
1,640	*	Sonic Innovations, Inc	15
1,305	e*	Sonic Solutions, Inc	14
957	*	SonoSite, Inc	29
1,958	e*	Spectranetics Corp	26
20,694	*	St. Jude Medical, Inc	912
3,970		STERIS Corp	108
18,895		Stryker Corp	1,299
2,227	*	Symmetry Medical, Inc	37
2,400	*	Techne Corp	151
4,825	e	Tektronix, Inc	134
2,183	*	Teledyne Technologies, Inc	117
11,602	*	Teradyne, Inc	160
25,928	*	Thermo Electron Corp	1,497
3,422	e*	Thoratec Corp	71
7,398	*	Trimble Navigation Ltd	290
688	e	United Industrial Corp	52
1,810	*	Varian, Inc	115
1,820	e*	Veeco Instruments, Inc	35
2,000	e*	Ventana Medical Systems, Inc	172
828	e*	Vital Images, Inc	16
666	e	Vital Signs, Inc	35
3,486	e*	Vivus, Inc	17
1,469	*	Volcano Corp	24
6,179	*	Waters Corp	413
2,200	*	Wright Medical Group, Inc	59
57,344	*	Xerox Corp	994
1,200	e*	X-Rite, Inc	17
14,538	*	Zimmer Holdings, Inc	1,177
1,200	*	Zoll Medical Corp	31
1,176	*	Zygo Corp	15

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	46,739

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
17,963	e	AON Corp	805
6,834	e	Brown & Brown, Inc	180
2,076	e*	Crawford & Co (Class B)	13
6,200	e	Gallagher (Arthur J.) & Co	180
19,373		Hartford Financial Services Group, Inc	1,793
2,336		Hilb Rogal & Hobbs Co	101
572	e	James River Group, Inc	18
33,991	e	Marsh & McLennan Cos, Inc	867
2,320	e	National Financial Partners Corp	123
1,515	*	United America Indemnity Ltd (Class A)	33
557	e	White Mountains Insurance Group Ltd	289

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,402

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INSURANCE CARRIERS - 4.61%
19,293		ACE Ltd	$1,169
31,344		Aetna, Inc	1,701
29,917		Aflac, Inc	1,706
2,273	e	Alfa Corp	41
340	e*	Alleghany Corp	138
3,614		Allied World Assurance Holdings Ltd	188
37,158		Allstate Corp	2,125
6,238	e	Ambac Financial Group, Inc	392
3,620	e	American Equity Investment Life Holding Co	39
5,031		American Financial Group, Inc	143
137,111		American International Group, Inc	9,276
615		American National Insurance Co	81
978		American Physicians Capital, Inc	38
3,440	*	AMERIGROUP Corp	119
1,131	*	Amerisafe, Inc	19
1,541		Amtrust Financial Services, Inc	23
3,110	*	Arch Capital Group Ltd	231
1,571	*	Argo Group International Holdings Ltd	68
5,006		Aspen Insurance Holdings Ltd	140
7,407		Assurant, Inc	396
4,150	e	Assured Guaranty Ltd	113
9,401		Axis Capital Holdings Ltd	366
625		Baldwin & Lyons, Inc (Class B)	17
2,823	*	Centene Corp	61
24,561		Chubb Corp	1,317
9,813		Cincinnati Financial Corp	425
2,162	e*	Citizens, Inc	17
1,743	e	CNA Financial Corp	69
1,100	*	CNA Surety Corp	19
3,273	e	Commerce Group, Inc	96
10,017	*	Conseco, Inc	160
454	e*	Darwin Professional Underwriters, Inc	10
2,592		Delphi Financial Group, Inc (Class A)	105
850		Donegal Group, Inc (Class A)	14
168	e	EMC Insurance Group, Inc	4
3,600	e	Employers Holdings, Inc	74
3,475	e	Endurance Specialty Holdings Ltd	144
426	e*	Enstar Group Ltd	54
3,457	e	Erie Indemnity Co (Class A)	211
3,668		Everest Re Group Ltd	404
881		FBL Financial Group, Inc (Class A)	35
13,156	e	Fidelity National Title Group, Inc (Class A)	230
1,175	e*	First Acceptance Corp	6
5,326	e	First American Corp	195
763	*	First Mercury Financial Corp	16
869	e	Flagstone Reinsurance Holdings Ltd	12
558	e*	Fpic Insurance Group, Inc	24
26,613		Genworth Financial, Inc (Class A)	818
500	e	Great American Financial Resources, Inc	12
540	e*	Greenlight Capital Re Ltd (Class A)	11
3,274		Hanover Insurance Group, Inc	145
839		Harleysville Group, Inc	27
7,008	e	HCC Insurance Holdings, Inc	201
6,861	*	Health Net, Inc	371
1,750	*	HealthExtras, Inc	49
2,916	*	Healthspring, Inc	57
2,970		Horace Mann Educators Corp	59
10,277	*	Humana, Inc	718
423	e	Independence Holding Co	9
1,436		Infinity Property & Casualty Corp	58
2,835		IPC Holdings Ltd	82
314		Kansas City Life Insurance Co	14
1,114	e	LandAmerica Financial Group, Inc	43
10,028	e	Leucadia National Corp	484
16,569		Lincoln National Corp	1,093

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

26,651		Loews Corp	$1,289
608	*	Markel Corp	294
3,703	e	Max Re Capital Ltd	104
8,009	e	MBIA, Inc	489
1,665	*	Meadowbrook Insurance Group, Inc	15
1,767	e	Mercury General Corp	95
28,848		Metlife, Inc	2,012
5,088	e	MGIC Investment Corp	164
742	e	Midland Co	41
720	e*	Molina Healthcare, Inc	26
6,148		Montpelier Re Holdings Ltd	109
1,024	e	National Interstate Corp	31
154	e	National Western Life Insurance Co (Class A)	39
3,152	e	Nationwide Financial Services, Inc (Class A)	170
838	*	Navigators Group, Inc	45
376		NYMAGIC, Inc	10
1,658	e	Odyssey Re Holdings Corp	61
14,152		Old Republic International Corp	265
1,314	e	OneBeacon Insurance Group Ltd	28
3,027	e	PartnerRe Ltd	239
3,636	*	Philadelphia Consolidated Holding Co	150
7,094		Phoenix Cos, Inc	100
3,659		Platinum Underwriters Holdings Ltd	132
1,846	e*	PMA Capital Corp (Class A)	17
5,465	e	PMI Group, Inc	179
1,393	e	Presidential Life Corp	24
2,793	e*	Primus Guaranty Ltd	29
16,376		Principal Financial Group	1,033
2,003	e*	ProAssurance Corp	108
46,236		Progressive Corp	897
4,294		Protective Life Corp	182
28,332		Prudential Financial, Inc	2,765
5,032		Radian Group, Inc	117
1,105	*	RAM Holdings Ltd	10
1,878	e	Reinsurance Group Of America, Inc	106
4,289		RenaissanceRe Holdings Ltd	281
1,557	e	RLI Corp	88
6,494		Safeco Corp	398
784	e	Safety Insurance Group, Inc	28
4,085	*	Scottish Re Group Ltd	13
999	*	SeaBright Insurance Holdings, Inc	17
1,469	e	Security Capital Assurance Ltd	34
3,600		Selective Insurance Group, Inc	77
3,673		Stancorp Financial Group, Inc	182
913	e	State Auto Financial Corp	27
1,214		Stewart Information Services Corp	42
5,839		Torchmark Corp	364
1,074		Tower Group, Inc	28
1,735		Transatlantic Holdings, Inc	122
40,618		Travelers Cos, Inc	2,045
648	e*	Triad Guaranty, Inc	12
1,337	e	United Fire & Casualty Co	52
81,978		UnitedHealth Group, Inc	3,970
2,795		Unitrin, Inc	139
2,474	e*	Universal American Financial Corp	56
21,288		UnumProvident Corp	521
10,431		W.R. Berkley Corp	309
2,485	*	WellCare Health Plans, Inc	262
91		Wesco Financial Corp	36
11,131		XL Capital Ltd (Class A)	882
2,375		Zenith National Insurance Corp	107

		TOTAL INSURANCE CARRIERS	47,949

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
7,308	*	Corrections Corp of America	191

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,103	e*	Geo Group, Inc	$92

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	283

LEATHER AND LEATHER PRODUCTS - 0.18%
22,707	*	Coach, Inc	1,073
3,907	e*	Collective Brands, Inc	86
4,890	e*	CROCS, Inc	329
1,554	e*	Genesco, Inc	72
3,106	*	Iconix Brand Group, Inc	74
1,333		Steven Madden Ltd	25
2,878	e*	Timberland Co (Class A)	55
378	e	Weyco Group, Inc	12
3,523		Wolverine World Wide, Inc	96

		TOTAL LEATHER AND LEATHER PRODUCTS	1,822

LEGAL SERVICES - 0.02%
2,772	*	FTI Consulting, Inc	139
714	*	Pre-Paid Legal Services, Inc	40

		TOTAL LEGAL SERVICES	179

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
564	e*	Emergency Medical Services Corp (Class A)	17
4,871		Laidlaw International, Inc	172

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	189

LUMBER AND WOOD PRODUCTS - 0.03%
660	e	American Woodmark Corp	17
4,900	e*	Champion Enterprises, Inc	54
742	e	Deltic Timber Corp	42
6,361	e	Louisiana-Pacific Corp	108
442	e	Skyline Corp	13
979	e	Universal Forest Products, Inc	29

		TOTAL LUMBER AND WOOD PRODUCTS	263

METAL MINING - 0.47%
3,583	*	Apex Silver Mines Ltd	70
2,557	e	Cleveland-Cliffs, Inc	225
17,376	e*	Coeur d’Alene Mines Corp	66
2,939		Foundation Coal Holdings, Inc	115
23,322		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,446
7,406	e*	Hecla Mining Co	66
26,155		Newmont Mining Corp	1,170
3,261	e*	Rosetta Resources, Inc	60
1,140		Royal Gold, Inc	37
1,718	e*	ShengdaTech, Inc	10
4,398	e	Southern Copper Corp	545
1,968	e*	Stillwater Mining Co	20
3,188	e*	Uranium Resources, Inc	30
2,885	*	US Gold Corp	18

		TOTAL METAL MINING	4,878

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
988	*	Armstrong World Industries, Inc	40
1,544		Blyth, Inc	31
4,691		Callaway Golf Co	75
2,087	e	Daktronics, Inc	57
9,381	e	Fortune Brands, Inc	764

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,750		Hasbro, Inc	$272
1,657	*	Jakks Pacific, Inc	44
1,066	e	Marine Products Corp	9
24,326		Mattel, Inc	571
2,137	e	Nautilus, Inc	17
1,217	*	RC2 Corp	34
700	e*	Russ Berrie & Co, Inc	12
2,343	e*	Shuffle Master, Inc	35
467	e	Steinway Musical Instruments, Inc	14
29,991		Tyco International Ltd	1,330

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,305

MISCELLANEOUS RETAIL - 1.36%
1,264	e*	1-800-FLOWERS.COM, Inc (Class A)	15
872	e*	AC Moore Arts & Crafts, Inc	14
18,672	*	Amazon.com, Inc	1,739
3,240		Barnes & Noble, Inc	114
24,215	e	Best Buy Co, Inc	1,114
1,412	e	Big 5 Sporting Goods Corp	26
1,004	e*	Blue Nile, Inc	95
921	e	Books-A-Million, Inc	12
3,769	e	Borders Group, Inc	50
968	e*	Build-A-Bear Workshop, Inc	17
2,000	e	Cash America International, Inc	75
3,306	e*	CKX, Inc	41
3,853	e*	Coldwater Creek, Inc	42
90,582		CVS Corp	3,590
2,338	e*	Dick’s Sporting Goods, Inc	157
5,966	*	Dollar Tree Stores, Inc	242
2,322	*	Ezcorp, Inc (Class A)	31
1,606	*	GSI Commerce, Inc	43
2,439	e*	Hibbett Sports, Inc	61
2,107	e	Longs Drug Stores Corp	105
2,547		MSC Industrial Direct Co (Class A)	129
2,071	e*	Nutri/System, Inc	97
16,820	*	Office Depot, Inc	347
4,584		OfficeMax, Inc	157
840	e*	Overstock.com, Inc	24
8,307		Petsmart, Inc	265
2,296	e*	Priceline.com, Inc	204
811		Pricesmart, Inc	19
37,701	e*	Rite Aid Corp	174
4,939	e*	Sears Holdings Corp	628
895	*	Shutterfly, Inc	29
1,250	e*	Stamps.com, Inc	15
43,747		Staples, Inc	940
461	e	Systemax, Inc	9
8,340		Tiffany & Co	437
1,504	e*	Valuevision International, Inc (Class A)	11
61,006		Walgreen Co	2,882
1,783	e	World Fuel Services Corp	73
3,026	e*	Zale Corp	70
933	e*	Zumiez, Inc	41

		TOTAL MISCELLANEOUS RETAIL	14,134

MOTION PICTURES - 1.08%
2,781	e*	Avid Technology, Inc	75
12,560	e*	Blockbuster, Inc (Class A)	68
840	e	Carmike Cinemas, Inc	15
39,287	e	CBS Corp (Class B)	1,238
1,605	e	Cinemark Holdings Inc	30
17,200	*	Discovery Holding Co (Class A)	496
4,014	*	DreamWorks Animation SKG, Inc (Class A)	134
1,016	e*	Gaiam, Inc (Class A)	24
3,427	e*	Macrovision Corp	84

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,600	e	National CineMedia, Inc	$58
139,403		News Corp (Class A)	3,066
3,910	e	Regal Entertainment Group (Class A)	86
8,960	e*	Time Warner Telecom, Inc (Class A)	197
230,399		Time Warner, Inc	4,230
37,954	*	Viacom, Inc (Class B)	1,479

		TOTAL MOTION PICTURES	11,280

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
1,793	e*	Premier Exhibitions, Inc	27

		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	27

NONDEPOSITORY INSTITUTIONS - 1.67%
1,284	e*	Accredited Home Lenders Holding Co	15
4,592		Advance America Cash Advance Centers, Inc	49
2,254		Advanta Corp (Class B)	62
11,423	e	American Capital Strategies Ltd	488
63,350		American Express Co	3,761
6,944	e*	AmeriCredit Corp	122
3,510	e	Ares Capital Corp	57
645	e	Asta Funding, Inc	25
8,541		Broadridge Financial Solutions, Inc	162
24,323		Capital One Financial Corp	1,616
6,701	e	CapitalSource, Inc	136
3,111	e	Centerline Holding Co	48
11,733		CIT Group, Inc	472
1,233	e*	CompuCredit Corp	27
36,574		Countrywide Financial Corp	695
611	e*	Credit Acceptance Corp	14
1,013	e	Delta Financial Corp	5
30,035		Discover Financial Services	625
966	e*	Encore Capital Group, Inc	11
59,521		Fannie Mae	3,619
591	e	Federal Agricultural Mortgage Corp (Class C)	17
1,621	e	Financial Federal Corp	45
1,630	e*	First Cash Financial Services, Inc	38
3,742	e	First Marblehead Corp	142
40,467		Freddie Mac	2,388
3,300	e*	Freedom Acquisition Holding, Inc	37
1,426	e	Hercules Technology Growth Capital, Inc	19
1,938	e*	Information Services Group, Inc	15
2,956	e*	INVESTools, Inc	36
893	e	Kohlberg Capital Corp	13
2,305	e*	Marathon Acquisition Corp	18
3,210	e	MCG Capital Corp	46
700	*	Mercadolibre, Inc	26
1,165	e	Nelnet, Inc (Class A)	21
812	e*	NewStar Financial, Inc	9
1,181	e	NGP Capital Resources Co	19
1,557	e*	NTR Acquisition Co	15
2,600	e*	Ocwen Financial Corp	25
1,115	e	Patriot Capital Funding, Inc	15
3,083	*	PHH Corp	81
25,169	*	SLM Corp	1,250
258		Student Loan Corp	47
1,200	e	Technology Investment Capital Corp	16
15,252		Textron, Inc	949
1,332	e*	World Acceptance Corp	44

		TOTAL NONDEPOSITORY INSTITUTIONS	17,340

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,482	e	AMCOL International Corp	$49
2,075	e	Compass Minerals International, Inc	71
2,887	e	Florida Rock Industries, Inc	181
2,908	e*	Idaho General Mines, Inc	19
5,826	e	Vulcan Materials Co	519

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	839

OIL AND GAS EXTRACTION - 3.32%
28,385		Anadarko Petroleum Corp	1,526
142	e	APCO Argentina, Inc	15
695	*	Arena Resources, Inc	46
1,428		Atlas America, Inc	74
1,212	*	ATP Oil & Gas Corp	57
1,792	*	Atwood Oceanics, Inc	137
19,711		Baker Hughes, Inc	1,781
2,507	e*	Basic Energy Services, Inc	53
2,505	e	Berry Petroleum Co (Class A)	99
1,840	e*	Bill Barrett Corp	73
17,947		BJ Services Co	476
905	e*	Bois d’Arc Energy, Inc	17
2,914	e*	Brigham Exploration Co	17
1,573	e*	Bronco Drilling Co, Inc	23
1,379	e*	Cal Dive International, Inc	21
1,319	e*	Callon Petroleum Co	18
6,928	*	Cameron International Corp	639
1,285	e*	Carrizo Oil & Gas, Inc	58
3,135	e*	Cheniere Energy, Inc	123
26,892	e	Chesapeake Energy Corp	948
5,089	e	Cimarex Energy Co	190
632	e*	Clayton Williams Energy, Inc	21
1,794	e*	CNX Gas Corp	52
2,526	e*	Complete Production Services, Inc	52
2,751	*	Comstock Resources, Inc	85
811	*	Contango Oil & Gas Co	29
1,798	*	Continental Resources, Inc	33
474	e*	Dawson Geophysical Co	37
4,024	e*	Delta Petroleum Corp	72
7,600	*	Denbury Resources, Inc	340
4,143	e	Diamond Offshore Drilling, Inc	469
1,723	e*	Edge Petroleum Corp	22
3,307	e*	Encore Acquisition Co	105
2,129	*	Energy Partners Ltd	31
9,113	e	ENSCO International, Inc	511
7,432		Equitable Resources, Inc	385
3,362	*	EXCO Resources, Inc	56
3,794	e*	Exterran Holdings, Inc	305
4,016	e*	Forest Oil Corp	173
2,157	e*	FX Energy, Inc	16
1,949	e*	GeoGlobal Resources, Inc	7
424	*	Geokinetics, Inc	10
5,603	*	Global Industries Ltd	144
13,861		GlobalSantaFe Corp	1,054
515	e*	GMX Resources, Inc	17
939	e*	Goodrich Petroleum Corp	30
11,559	e*	Grey Wolf, Inc	76
853	*	Gulfport Energy Corp	20
55,913		Halliburton Co	2,147
2,496	e*	Harvest Natural Resources, Inc	30
5,725	e*	Helix Energy Solutions Group, Inc	243
6,324	e	Helmerich & Payne, Inc	208
6,794	*	Hercules Offshore, Inc	177
2,005	e*	Horizon Offshore, Inc	33
597		Kayne Anderson Energy Development Co	15
5,069	e*	Mariner Energy, Inc	105
1,692	e*	McMoRan Exploration Co	23
6,041	e*	Meridian Resource Corp	15

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,719	*	Nabors Industries Ltd	$514
10,940	*	National Oilwell Varco, Inc	1,581
5,171	*	Newpark Resources, Inc	28
16,276		Noble Corp	798
3,462	*	Oceaneering International, Inc	262
6,456	e*	Oilsands Quest, Inc	29
2,048	e*	Parallel Petroleum Corp	35
6,555	e*	Parker Drilling Co	53
9,595	e	Patterson-UTI Energy, Inc	217
2,296		Penn Virginia Corp	101
361	m,v*	PetroCorp	—	^
10,359	e*	PetroHawk Energy Corp	170
1,000	e*	Petroleum Development Corp	44
2,768	e*	Petroquest Energy, Inc	30
2,681	e*	Pioneer Drilling Co	33
7,624		Pioneer Natural Resources Co	343
4,385	e*	Plains Exploration & Production Co	194
3,511	e	Pogo Producing Co	186
10,147	*	Pride International, Inc	371
3,296	*	Quicksilver Resources, Inc	155
9,058		Range Resources Corp	368
6,954		Rowan Cos, Inc	254
1,462	e	RPC, Inc	21
72,092		Schlumberger Ltd	7,570
1,453	e*	SEACOR Holdings, Inc	138
12,286		Smith International, Inc	877
10,405	*	Southwestern Energy Co	435
3,800	e	St. Mary Land & Exploration Co	136
1,752	e*	Stone Energy Corp	70
2,208	e*	Sulphco, Inc	19
5,049	*	Superior Energy Services	179
615	e*	Superior Offshore International, Inc	7
720	*	Superior Well Services, Inc	16
1,701	e*	Swift Energy Co	70
4,457	e*	Tetra Technologies, Inc	94
3,448	e	Tidewater, Inc	217
942	e*	Toreador Resources Corp	11
17,534	*	Transocean, Inc	1,982
755	e*	Trico Marine Services, Inc	23
1,841	e*	TXCO Resources, Inc	16
500	e*	Union Drilling, Inc	7
2,793	*	Unit Corp	135
3,680	e*	Vaalco Energy, Inc	17
764	e*	Venoco, Inc	13
1,693	e	W&T Offshore, Inc	41
3,436	e*	Warren Resources, Inc	43
20,642	*	Weatherford International Ltd	1,387
1,989	*	W-H Energy Services, Inc	147
2,386	*	Whiting Petroleum Corp	106
1,595	*	Willbros Group, Inc	54
22,541		XTO Energy, Inc	1,394

		TOTAL OIL AND GAS EXTRACTION	34,530

PAPER AND ALLIED PRODUCTS - 0.48%
6,403	e	Bemis Co	186
3,449	e	Bowater, Inc	52
2,317	*	Buckeye Technologies, Inc	35
3,345	e*	Cenveo, Inc	72
1,356	e*	Chesapeake Corp	12
26,945	e*	Domtar Corporation	221
2,970		Glatfelter	44
4,634	e*	Graphic Packaging Corp	21
2,066		Greif, Inc (Class A)	125
26,643		International Paper Co	956
26,607		Kimberly-Clark Corp	1,869
11,293		MeadWestvaco Corp	334
1,971	e*	Mercer International, Inc	19

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,075		Neenah Paper, Inc	$36
4,643		Packaging Corp of America	135
3,621	*	Playtex Products, Inc	66
1,984		Rock-Tenn Co (Class A)	57
1,040		Schweitzer-Mauduit International, Inc	24
15,753	*	Smurfit-Stone Container Corp	184
6,153		Sonoco Products Co	186
6,477		Temple-Inland, Inc	341
3,174	e	Wausau Paper Corp	35

		TOTAL PAPER AND ALLIED PRODUCTS	5,010

PERSONAL SERVICES - 0.14%
8,286		Cintas Corp	307
1,720		Coinmach Service Corp (Class A)	21
2,067	e*	Coinstar, Inc	67
316	e	CPI Corp	12
1,405		G & K Services, Inc (Class A)	57
19,744	e	H&R Block, Inc	418
2,055	e	Jackson Hewitt Tax Service, Inc	58
2,615		Regis Corp	83
5,024	e*	Sally Beauty Holdings, Inc	43
17,997		Service Corp International	232
1,036	e*	Steiner Leisure Ltd	45
864		Unifirst Corp	32
2,092	e	Weight Watchers International, Inc	120

		TOTAL PERSONAL SERVICES	1,495

PETROLEUM AND COAL PRODUCTS - 6.83%
783	e	Alon USA Energy, Inc	27
20,252		Apache Corp	1,824
3,437		Ashland, Inc	207
5,926		Cabot Oil & Gas Corp	208
131,478		Chevron Corp	12,304
99,977		ConocoPhillips	8,775
683	e	Delek US Holdings, Inc	17
27,223		Devon Energy Corp	2,265
14,962		EOG Resources, Inc	1,082
344,705		Exxon Mobil Corp	31,906
6,733		Frontier Oil Corp	280
2,769	e*	Headwaters, Inc	41
17,001		Hess Corp	1,131
2,772		Holly Corp	166
41,954		Marathon Oil Corp	2,392
11,508		Murphy Oil Corp	804
7,953	*	Newfield Exploration Co	383
10,456		Noble Energy, Inc	732
51,013		Occidental Petroleum Corp	3,269
7,430		Sunoco, Inc	526
8,359		Tesoro Corp	385
33,585		Valero Energy Corp	2,256
1,100	e	WD-40 Co	38
1,509	e	Western Refining, Inc	61

		TOTAL PETROLEUM AND COAL PRODUCTS	71,079

PIPELINES, EXCEPT NATURAL GAS - 0.09%
38,633		Spectra Energy Corp	946

		TOTAL PIPELINES, EXCEPT NATURAL GAS	946

PRIMARY METAL INDUSTRIES - 1.07%
6,655	*	AK Steel Holding Corp	293
53,179		Alcoa, Inc	2,080

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,314		Allegheny Technologies, Inc	$694
2,599	e	Belden CDT, Inc	122
1,200	e*	Brush Engineered Materials, Inc	62
1,656		Carpenter Technology Corp	215
1,483	e*	Century Aluminum Co	78
526	*	Claymont Steel, Inc	11
528	e*	Coleman Cable, Inc	7
3,800	e*	CommScope, Inc	191
96,206		Corning, Inc	2,371
1,511		Encore Wire Corp	38
3,250	e*	General Cable Corp	218
1,633	e	Gibraltar Industries, Inc	30
718	e*	Haynes International, Inc	61
3,639		Hubbell, Inc (Class B)	208
659	e*	LB Foster Co (Class A)	29
1,977	e	Matthews International Corp (Class A)	87
2,431		Mueller Industries, Inc	88
538	e*	Northwest Pipe Co	20
18,455		Nucor Corp	1,098
529	e	Olympic Steel, Inc	14
8,421		Precision Castparts Corp	1,246
2,169	e	Quanex Corp	102
1,496	e*	RTI International Metals, Inc	119
1,362	e	Schnitzer Steel Industries, Inc (Class A)	100
5,792		Steel Dynamics, Inc	271
1,141	e*	Superior Essex, Inc	43
1,597	e	Texas Industries, Inc	125
4,472	e*	Titanium Metals Corp	150
1,864		Tredegar Corp	32
7,234		United States Steel Corp	766
400	*	Universal Stainless & Alloy	16
813	e*	Wheeling-Pittsburgh Corp	16
4,206	e	Worthington Industries, Inc	99

		TOTAL PRIMARY METAL INDUSTRIES	11,100

PRINTING AND PUBLISHING - 0.49%
2,726	e*	ACCO Brands Corp	61
3,442	e	American Greetings Corp (Class A)	91
5,182		Belo (A.H.) Corp (Class A)	90
2,400	e	Bowne & Co, Inc	40
734	*	Consolidated Graphics, Inc	46
594	e	Courier Corp	21
269		CSS Industries, Inc	10
3,653		Dow Jones & Co, Inc	218
3,752		Dun & Bradstreet Corp	370
1,693	e	Ennis, Inc	37
5,407	e	EW Scripps Co (Class A)	227
14,354		Gannett Co, Inc	627
821	e	GateHouse Media, Inc	11
3,041		Harte-Hanks, Inc	60
3,097	e	John Wiley & Sons, Inc (Class A)	139
2,807		Journal Communications, Inc (Class A)	27
2,965	e	Lee Enterprises, Inc	46
1,522	e*	Martha Stewart Living Omnimedia, Inc (Class A)	18
2,758	e	McClatchy Co (Class A)	55
20,992		McGraw-Hill Cos, Inc	1,069
1,471		Media General, Inc (Class A)	40
2,178		Meredith Corp	125
514	e	Multi-Color Corp	12
8,530	e	New York Times Co (Class A)	169
945	e*	Playboy Enterprises, Inc (Class B)	10
2,715	e	Primedia, Inc	38
4,232	e*	R.H. Donnelley Corp	237
13,466		R.R. Donnelley & Sons Co	492
977	e	Schawk, Inc	22

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,073	e*	Scholastic Corp	$72
1,179	e	Standard Register Co	15
4,875	e*	Sun-Times Media Group, Inc (Class A)	11
5,102	e*	Tribune Co	139
3,018	e*	Valassis Communications, Inc	27
2,630	*	VistaPrint Ltd	98
356		Washington Post Co (Class B)	286

		TOTAL PRINTING AND PUBLISHING	5,056

RAILROAD TRANSPORTATION - 0.60%
21,787		Burlington Northern Santa Fe Corp	1,768
26,748		CSX Corp	1,143
2,350	e*	Genesee & Wyoming, Inc (Class A)	68
4,812	e*	Kansas City Southern Industries, Inc	155
24,054		Norfolk Southern Corp	1,248
16,485		Union Pacific Corp	1,864

		TOTAL RAILROAD TRANSPORTATION	6,246

REAL ESTATE - 0.11%
11,914	e*	CB Richard Ellis Group, Inc (Class A)	332
378	e	Consolidated-Tomoka Land Co	25
4,444		Forest City Enterprises, Inc (Class A)	245
982	*	Grubb & Ellis Co	9
2,306		Jones Lang LaSalle, Inc	237
1,663	e*	LoopNet, Inc	34
4,678	e	St. Joe Co	157
7,137	e	Stewart Enterprises, Inc (Class A)	54
297	e*	Stratus Properties, Inc	11
1,468	e	Thomas Properties Group, Inc	18

		TOTAL REAL ESTATE	1,122

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.29%
464	e*	AEP Industries, Inc	20
3,774		Cooper Tire & Rubber Co	92
781	e*	Deckers Outdoor Corp	86
12,989	e*	Goodyear Tire & Rubber Co	395
881	e*	Metabolix, Inc	21
17,073		Newell Rubbermaid, Inc	492
21,792		Nike, Inc (Class B)	1,278
1,704		Schulman (A.), Inc	33
9,876		Sealed Air Corp	252
809	*	Skechers U.S.A., Inc (Class A)	18
2,188	e	Spartech Corp	37
1,479		Titan International, Inc	47
714	e*	Trex Co, Inc	8
3,650		Tupperware Corp	115
2,075	e	West Pharmaceutical Services, Inc	86

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,980

SECURITY AND COMMODITY BROKERS - 3.03%
4,686		A.G. Edwards, Inc	392
14,393		Ameriprise Financial, Inc	908
7,281	e	Bear Stearns Cos, Inc	894
3,906	e	BlackRock, Inc	677
1,547		Calamos Asset Management, Inc (Class A)	44
63,567		Charles Schwab Corp	1,373
3,372		CME Group, Inc	1,981
1,086	e	Cohen & Steers, Inc	40
994	e*	Cowen Group, Inc	14
26,134	e*	E*Trade Financial Corp	341
7,400		Eaton Vance Corp	296
528	e	Evercore Partners, Inc (Class A)	14

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

526	e*	FCStone Group, Inc	$17
5,905		Federated Investors, Inc (Class B)	234
10,588		Franklin Resources, Inc	1,350
448		GAMCO Investors, Inc (Class A)	25
982	e*	GFI Group, Inc	85
24,798		Goldman Sachs Group, Inc	5,375
1,134	e	Greenhill & Co, Inc	69
2,464	e*	Interactive Brokers Group, Inc (Class A)	65
4,300	*	IntercontinentalExchange, Inc	653
2,414	e	International Securities Exchange, Inc	160
2,790	e*	Investment Technology Group, Inc	120
11,335	e	Janus Capital Group, Inc	321
7,640	e	Jefferies Group, Inc	213
1,786	e*	KBW, Inc	51
6,754	e*	Knight Capital Group, Inc (Class A)	81
3,465	e*	LaBranche & Co, Inc	16
6,023	e*	Ladenburg Thalmann Financial Services, Inc	12
3,156	e	Lazard Ltd (Class A)	134
8,021	e	Legg Mason, Inc	676
32,581		Lehman Brothers Holdings, Inc	2,011
1,518	e*	MarketAxess Holdings, Inc	23
54,106		Merrill Lynch & Co, Inc	3,857
4,500	*	MF Global Ltd	131
64,471		Morgan Stanley	4,062
913	*	Morningstar, Inc	56
6,885	*	Nasdaq Stock Market, Inc	259
5,100	e	Nuveen Investments, Inc (Class A)	316
5,636	e	Nymex Holdings, Inc	734
16,419	e	NYSE Euronext	1,300
2,681	e	optionsXpress Holdings, Inc	70
879	e*	Penson Worldwide, Inc	16
1,153	e*	Piper Jaffray Cos	62
6,123		Raymond James Financial, Inc	201
870	e	Sanders Morris Harris Group, Inc	9
8,370		SEI Investments Co	228
766	e*	Stifel Financial Corp	44
1,726	e	SWS Group, Inc	31
16,920		T Rowe Price Group, Inc	942
15,926	*	TD Ameritrade Holding Corp	290
1,322	e*	Thomas Weisel Partners Group, Inc	19
702	e	US Global Investors, Inc (Class A)	13
98	e	Value Line, Inc	5
5,415		Waddell & Reed Financial, Inc (Class A)	146
1,311	e	WP Stewart & Co Ltd	13

		TOTAL SECURITY AND COMMODITY BROKERS	31,469

SOCIAL SERVICES - 0.01%
1,834	*	Bright Horizons Family Solutions, Inc	78
1,396	*	Capital Senior Living Corp	12
617	e*	Providence Service Corp	18
1,211	*	Res-Care, Inc	28

		TOTAL SOCIAL SERVICES	136

SPECIAL TRADE CONTRACTORS - 0.07%
246	e	Alico, Inc	11
1,884	*	AsiaInfo Holdings, Inc	17
1,567	e	Chemed Corp	97
2,673		Comfort Systems USA, Inc	38
2,650	e*	Dycom Industries, Inc	81
3,912	*	EMCOR Group, Inc	123
1,632	e*	Insituform Technologies, Inc (Class A)	25

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

987	e*	Integrated Electrical Services, Inc	$25
685	e*	Layne Christensen Co	38
9,892	e*	Quanta Services, Inc	262

		TOTAL SPECIAL TRADE CONTRACTORS	717

STONE, CLAY, AND GLASS PRODUCTS - 0.52%
44,057		3M Co	4,123
2,068		Apogee Enterprises, Inc	54
1,565	e*	Cabot Microelectronics Corp	67
1,443	e	CARBO Ceramics, Inc	73
2,941	e	Eagle Materials, Inc	105
8,722		Gentex Corp	187
862		Libbey, Inc	15
5,902	e*	Owens Corning, Inc	148
9,456	*	Owens-Illinois, Inc	392
2,151	e*	US Concrete, Inc	14
5,000	e*	USG Corp	188

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,366

TEXTILE MILL PRODUCTS - 0.00%**
404	e*	Heelys, Inc	3
874		Oxford Industries, Inc	32
905		Xerium Technologies, Inc	5

		TOTAL TEXTILE MILL PRODUCTS	40

TOBACCO PRODUCTS - 1.04%
128,664		Altria Group, Inc	8,946
6,549		Loews Corp (Carolina Group)	539
10,479	e	Reynolds American, Inc	666
1,760	e	Universal Corp	86
9,797	e	UST, Inc	486
2,405	e	Vector Group Ltd	54

		TOTAL TOBACCO PRODUCTS	10,777

TRANSPORTATION BY AIR - 0.47%
3,864	e*	ABX Air, Inc	27
677	e*	Air Methods Corp	31
5,873	e*	Airtran Holdings, Inc	58
2,436	e*	Alaska Air Group, Inc	56
326	e*	Allegiant Travel Co	10
14,725	e*	AMR Corp	328
809	e*	Atlas Air Worldwide Holdings, Inc	42
1,471	e*	Bristow Group, Inc	64
5,828	e*	Continental Airlines, Inc (Class B)	193
1,058		Copa Holdings S.A. (Class A)	42
14,662	e*	Delta Air Lines, Inc	263
2,603	e*	ExpressJet Holdings, Inc	8
18,827		FedEx Corp	1,972
11,166	e*	JetBlue Airways Corp	103
1,480	e*	Midwest Air Group, Inc	24
16,113	e*	Northwest Airlines Corp	287
882	e*	PHI, Inc	27
1,228	e*	Pinnacle Airlines Corp	20
2,007	*	Republic Airways Holdings, Inc	42
4,035		Skywest, Inc	102
47,731		Southwest Airlines Co	706
6,915	e*	UAL Corp	322
4,982	*	US Airways Group, Inc	131

		TOTAL TRANSPORTATION BY AIR	4,858

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION EQUIPMENT - 2.65%
1,197	e	A.O. Smith Corp	$53
2,061	e*	AAR Corp	63
1,493	e*	Accuride Corp	18
418	*	Aerovironment, Inc	10
1,438	*	Aftermarket Technology Corp	46
2,719	e	American Axle & Manufacturing Holdings, Inc	69
569		American Railcar Industries, Inc	13
1,306	e*	Amerigon, Inc	23
1,100	e	Arctic Cat, Inc	18
4,699	e	ArvinMeritor, Inc	79
4,871		Autoliv, Inc	291
5,637	*	BE Aerospace, Inc	234
48,169		Boeing Co	5,057
5,519	e	Brunswick Corp	126
3,374	e	Clarcor, Inc	115
940	*	Comtech Group, Inc	17
3,359	e	Federal Signal Corp	52
3,728	e*	Fleetwood Enterprises, Inc	32
4,014	e*	Force Protection, Inc	87
122,889	e*	Ford Motor Co	1,043
809	e	Freightcar America, Inc	31
3,656	e*	GenCorp, Inc	44
24,767		General Dynamics Corp	2,092
29,499	e	General Motors Corp	1,083
516	e*	GenTek, Inc	15
10,412		Genuine Parts Co	521
7,651		Goodrich Corp	522
869	e	Greenbrier Cos, Inc	23
1,580	e	Group 1 Automotive, Inc	53
15,753	e	Harley-Davidson, Inc	728
5,143		Harsco Corp	305
5,897	*	Hayes Lemmerz International, Inc	25
1,585	e	Heico Corp	78
11,115		ITT Industries, Inc	755
1,612		Kaman Corp	56
21,539		Lockheed Martin Corp	2,337
598	*	Miller Industries, Inc	10
1,720	e	Monaco Coach Corp	24
661	e	Noble International Ltd	14
21,110		Northrop Grumman Corp	1,647
3,572	e*	Orbital Sciences Corp	79
4,528	e	Oshkosh Truck Corp	281
15,196		Paccar, Inc	1,295
7,965	*	Pactiv Corp	228
2,188	e	Polaris Industries, Inc	95
27,152		Raytheon Co	1,733
420	e*	Sequa Corp (Class A)	70
1,983	e	Spartan Motors, Inc	33
4,145	*	Spirit Aerosystems Holdings, Inc (Class A)	161
990		Standard Motor Products, Inc	9
1,631	e	Superior Industries International, Inc	35
2,719	*	Tenneco, Inc	84
2,119		Thor Industries, Inc	95
723	e*	TransDigm Group, Inc	33
5,080	e	Trinity Industries, Inc	191
1,126		Triumph Group, Inc	92
2,648	*	TRW Automotive Holdings Corp	84
60,826		United Technologies Corp	4,895
7,954	e*	Visteon Corp	41
2,193	e	Wabash National Corp	25
3,132		Westinghouse Air Brake Technologies Corp	117

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,944	e	Winnebago Industries, Inc	$46

		TOTAL TRANSPORTATION EQUIPMENT	27,531

TRANSPORTATION SERVICES - 0.18%
1,330	e	Ambassadors Group, Inc	51
446	e	Ambassadors International, Inc	11
10,400		CH Robinson Worldwide, Inc	565
783	e*	Dynamex, Inc	20
13,398	e	Expeditors International Washington, Inc	634
2,972	e	GATX Corp	127
2,568	*	HUB Group, Inc (Class A)	77
4,899	*	Lear Corp	157
2,493	e	Pacer International, Inc	47
1,588	e	Ship Finance International Ltd	42
6,068		UTI Worldwide, Inc	139

		TOTAL TRANSPORTATION SERVICES	1,870

TRUCKING AND WAREHOUSING - 0.38%
1,500	e	Arkansas Best Corp	49
1,483	*	Celadon Group, Inc	18
2,934		Con-way, Inc	135
1,949	e	Forward Air Corp	58
3,489		Heartland Express, Inc	50
5,941	e	J.B. Hunt Transport Services, Inc	156
3,656		Landstar System, Inc	153
952	e*	Marten Transport Ltd	15
1,717	e*	Old Dominion Freight Line	41
103	e*	Patriot Transportation Holding, Inc	10
900	e*	Saia, Inc	15
40,944		United Parcel Service, Inc (Class B)	3,075
200	e*	Universal Truckload Services, Inc	4
2,855	e	Werner Enterprises, Inc	49
3,617	e*	YRC Worldwide, Inc	99

		TOTAL TRUCKING AND WAREHOUSING	3,927

WATER TRANSPORTATION - 0.27%
2,650		Alexander & Baldwin, Inc	133
3,978	e*	American Commercial Lines, Inc	94
829	e	Arlington Tankers Ltd	20
26,017		Carnival Corp	1,260
1,332	e	Double Hull Tankers, Inc	20
2,567	e	Eagle Bulk Shipping, Inc	66
2,383	e	Frontline Ltd	115
1,084	e	Genco Shipping & Trading Ltd	71
680	e	General Maritime Corp	19
2,142	e	Golar LNG Ltd	48
1,244	e*	Gulfmark Offshore, Inc	61
2,063		Horizon Lines, Inc (Class A)	63
1,586	e*	Hornbeck Offshore Services, Inc	58
3,407	*	Kirby Corp	150
1,036	e	Knightsbridge Tankers Ltd	28
1,459	e	Nordic American Tanker Shipping	57
2,450	e*	Odyssey Marine Exploration, Inc	15
1,898	e	Overseas Shipholding Group, Inc	146
6,896		Royal Caribbean Cruises Ltd	269
2,303	e	Teekay Corp	136
931	e*	Ultrapetrol Bahamas Ltd	16

		TOTAL WATER TRANSPORTATION	2,845

WHOLESALE TRADE-DURABLE GOODS - 0.39%
2,158		Agilysys, Inc	37
3,106		Applied Industrial Technologies, Inc	96

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,511	*	Arrow Electronics, Inc	$319
2,819	e	Barnes Group, Inc	90
2,807	e*	Beacon Roofing Supply, Inc	29
691	e	BlueLinx Holdings, Inc	5
3,472		BorgWarner, Inc	318
1,739	e	Building Material Holding Corp	18
702		Castle (A.M.) & Co	23
1,444	e*	Conceptus, Inc	27
7,074	*	Cytyc Corp	337
1,490	*	Digi International, Inc	21
1,195	e*	Drew Industries, Inc	49
2,198	*	Genesis Microchip, Inc	17
573	e*	Hansen Medical, Inc	16
800	e	Houston Wire & Cable Co	15
6,606		IKON Office Solutions, Inc	85
8,393	*	Ingram Micro, Inc (Class A)	165
3,362	*	Insight Enterprises, Inc	87
1,758	*	Interline Brands, Inc	40
1,077	*	Keystone Automotive Industries, Inc	51
3,799	e	Knight Transportation, Inc	65
300	e	Lawson Products, Inc	10
2,896	e*	LKQ Corp	101
2,610	e	Martin Marietta Materials, Inc	349
300	*	MWI Veterinary Supply, Inc	11
2,729		Owens & Minor, Inc	104
8,816	*	Patterson Cos, Inc	340
2,583	e	PEP Boys-Manny Moe & Jack	36
3,009	e	Pool Corp	75
4,604	e*	PSS World Medical, Inc	88
4,138		Reliance Steel & Aluminum Co	234
1,661	e	Ryerson Tull, Inc	56
1,634	e*	Solera Holdings, Inc	29
3,376	*	Tech Data Corp	136
696	e*	TomoTherapy, Inc	16
2,317	e*	Tyler Technologies, Inc	31
4,714	e	W.W. Grainger, Inc	430
2,793	e*	WESCO International, Inc	120
744	e*	West Marine, Inc	9

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,085

WHOLESALE TRADE-NONDURABLE GOODS - 0.58%
4,181		Airgas, Inc	216
2,860	e*	Akorn, Inc	21
5,454	*	Alliance One International, Inc	36
3,382	e*	Allscripts Healthcare Solutions, Inc	91
896	e	Andersons, Inc	43
1,953	e*	Bare Escentuals, Inc	49
1,671	e*	Beijing Med-Pharm Corp	20
4,745	e	Brown-Forman Corp (Class B)	355
22,334		Cardinal Health, Inc	1,397
2,137	e*	Central European Distribution Corp	102
638	e*	Core-Mark Holding Co, Inc	23
7,952	e	Dean Foods Co	203
8,175	*	Endo Pharmaceuticals Holdings, Inc	254
1,588	e*	Fresh Del Monte Produce, Inc	46
852	e*	Green Mountain Coffee Roasters, Inc	28
2,432	e*	Hain Celestial Group, Inc	78
5,563	e*	Henry Schein, Inc	338
2,657		Herbalife Ltd	121
9,318	e	Idearc, Inc	293
500	e	Kenneth Cole Productions, Inc (Class A)	10
1,430	e	K-Swiss, Inc (Class A)	33
901	e*	LSB Industries, Inc	21
231	e*	Maui Land & Pineapple Co, Inc	7
3,315		Men’s Wearhouse, Inc	168
1,570		Myers Industries, Inc	31
785	e	Nash Finch Co	31

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,094		Nu Skin Enterprises, Inc (Class A)	$50
1,009	e*	Nuco2, Inc	26
804	*	Perry Ellis International, Inc	22
1,539	e*	School Specialty, Inc	53
2,212	e*	Source Interlink Cos, Inc	8
1,382		Spartan Stores, Inc	31
38,300		Sysco Corp	1,363
5,668	e*	Terra Industries, Inc	177
2,117	e*	Tractor Supply Co	98
2,582	e*	United Natural Foods, Inc	70
1,702	*	United Stationers, Inc	95
423	e	Valhi, Inc	10
849	e*	Volcom, Inc	36

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,054

		TOTAL COMMON STOCKS (Cost $660,929)	1,038,201

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 15.84%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.14%
$ 1,300,000	d	Federal Home Loan Bank (FHLB), 10/01/07	1,299
150,000	d	Federal National Mortgage Association (FNMA), 10/15/07	150

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,449

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.70%
163,319,662		State Street Navigator Securities Lending Prime Portfolio	163,320

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	163,320

		TOTAL SHORT-TERM INVESTMENTS (Cost $164,770)	164,769

		TOTAL PORTFOLIO - 115.66% (Cost $825,699)	1,202,970
		OTHER ASSETS & LIABILITIES, NET - (15.66)%	(162,891)

		NET ASSETS - 100.00%	$1,040,079

*	Non-income producing.

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Cost amounts are in thousands.

At September 30, 2007, the net unrealized appreciation on investments was $377,271,734, consisting of gross unrealized appreciation of $435,706,266 and gross unrealized depreciation of $58,434,532.

At September 30, 2007, the Account held the following open Futures contracts:

Open Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Index	5	$384,525	December 2007	$576

See Notes to Statement of Investments

NOTES TO STATEMENT OF INVESTMENTS (unaudited)

TIAA SEPARATE ACCOUNT VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments are valued on an amortized cost basis or at market value if market value is materially different from amortized cost. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Management Committee if events materially affecting their value occur between the time their price is determined and the time the Account’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities’ indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers. Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Management Committee.

Securities lending: The Account may lend portfolio securities to qualified institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. The loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio in accordance with the investment guidelines contained in the securities lending agreement. Additionally, any change in the market value of the securities loaned is recognized by the Account. The Account has the right under the lending agreement to recover the securities from the borrower on demand. Although each transaction is collateralized, if a borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Account could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Account is indemnified by its lending agent against any losses related to borrower defaults.

NOTES TO STATEMENT OF INVESTMENTS (unaudited) (continued)

Futures contracts: The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Investment transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and expands disclosure about fair value measurements. SFAS 157 does not require a new fair value measurement but the application could change current practice in determining fair value and may require modifications to financial statement amounts and disclosures. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is still assessing the impact of SFAS 157.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 28, 2007	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 28, 2007	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: November 28, 2007	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer